As filed with the Securities and Exchange Commission on May 22, 2000
                                                      Registration No. 333-17391
                                                              File No. 811-07959
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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 63

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 64


                              ADVISORS SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                       4455 E. Camelback Road, Suite 261E
                                Phoenix, AZ 85018
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (602) 952-1100

                               ROBERT H. WADSWORTH
                       4455 E. Camelback Road, suite 261E
                                Phoenix, AZ 85018
                     (Name and Address of Agent for Service)


 It is proposed that this filing will become effective (check appropriate box):

         [ ] Immediately upon filing pursuant to paragraph (b)
         [ ] On _____________, pursuant to paragraph (b) of Rule 485
         [ ] 60 days after filing pursuant to paragraph (a)(1)
         [ ] On _____________, pursuant to paragraph (a)(1)
         [X] 75 days after filing pursuant to paragraph (a)(2)
         [ ] On _____________, pursuant to paragraph (a)(2) of Rule 485

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
      As filed with the Securities and Exchange Commission on May 22, 2000
                                                      Registration No. 333-17391
                                                              File No. 811-07959
================================================================================










                                     Part A

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                              ADVISORS SERIES TRUST

                     Van Deventer & Hoch American Value Fund










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
                     VAN DEVENTER & HOCH AMERICAN VALUE FUND


              AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE
                COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
             SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL
              OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                                CRIMINAL OFFENSE.




                                ___________, 2000

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----

VAN DEVENTER & HOCH AMERICAN VALUE FUND.....................................1
     What Is the Fund's Goal?...............................................1
     What are the Fund's Main Investment Strategies?........................1
     What are the Primary Risks of Investing in the Fund?...................2
     Who May Want to Invest?................................................3
     How Has the Fund Performed?............................................3
     What are the Fees And Expenses of the Fund?............................3
     Example of Fund Expenses...............................................4

MANAGEMENT..................................................................4
     the Adviser............................................................4
     Portfolio Manager......................................................4

SHAREHOLDER SERVICES........................................................5
     How to Reach the Fund..................................................5
     Types of Accounts......................................................5
     How to Open an Account.................................................6
     How to Purchase Shares.................................................6
     How to Sell Shares.....................................................8
     Shareholder Services And Policies.....................................10

PRICING OF FUND SHARES.....................................................11

DISTRIBUTIONS..............................................................11

INCOME TAX CONSIDERATIONS..................................................12

MORE ABOUT THE FUND........................................................13
     Principal Investment Strategies.......................................13

OTHER INFORMATION CONCERNING THE FUND......................................13
     Distribution Arrangements.............................................13
     Shareholder Servicing Agents..........................................14
     Administrative Services...............................................14

FINANCIAL HIGHLIGHTS.......................................................15

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND


WHAT IS THE FUND'S GOAL?

The Fund's goal is to provide investors with long-term growth of capital and above average current income with investments primarily in equity securities of U.S. companies.

A fund that seeks long-term GROWTH OF CAPITAL seeks to increase the value of your investment over a period of three to seven years. CAPITAL, also called PRINCIPAL, refers to the amount of money that you invest in a fund. If the price of the Fund's shares or net asset value (NAV) goes up because of an increase in the value of the securities in the Fund, your CAPITAL will also grow or appreciate. If, however, the price of the Fund's shares decreases because of a decline in the value of securities in the Fund, you will lose some of your CAPITAL. If you choose to have your dividends and other distributions reinvested in additional shares of the Fund, the amount of the dividends or other distributions will be added to your initial investment and increase the amount of your CAPITAL.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund seeks to achieve its goal by investing at least 65% of its total assets in equity securities of companies based in the U.S.

The Adviser will try to identify equity securities that it believes are undervalued relative to each company's asset value and its potential earnings and dividends. There can be no assurance, however, that the Adviser's judgment about the higher potential value of an equity security will ever be reflected in the market price of that security.

The Fund seeks to provide a greater yield (or current income) than the average yield of Standard and Poor's 500 Composite Index stocks by investing in dividend-paying U.S. companies. This Fund will typically invest in companies with a market capitalization of at least $200 million. From time to time, the Fund may also invest in companies with smaller capitalizations. In addition to common stocks, the Fund may invest in other securities including convertible debt securities and preferred stock.

What is CAPITALIZATION? CAPITALIZATION or MARKET CAPITALIZATION is the total value of a company's stock in the marketplace or on a stock exchange. For example, a company that has issued one million shares that are currently selling for $50 per share would have a CAPITALIZATION of $50 million.

In selecting investments for the Fund, the Adviser generally seeks companies it believes exhibit characteristics of financial soundness and are undervalued by the market. In seeking to identify financially sound companies, the Fund's Adviser looks for companies with strongly capitalized balance sheets, an ability to generate substantial cash flow, relatively low levels of leverage, an ability to meet debt service requirements and a history of paying dividends. In seeking to identify undervalued companies, the Adviser looks for companies with substantial tangible assets such as land, timber, oil and other natural resources, or important brand names, patents, franchises or other intangible assets which may have greater value than what is reflected in the company's financial statements. The Fund's Adviser will often select investments for the Fund which are considered to be unattractive by other investors or are unpopular with the financial press.

WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

By investing in stocks, the Fund may expose you to certain market risks that could cause you to lose money, particularly a sudden decline in a holding's share price or an overall decline in the stock market. As with any stock fund, the value of your investment will fluctuate on a day-to-day basis with movements in the stock market, as well as in response to activities of individual companies. Although the Fund seeks to provide a consistent level of income to shareholders, its yield may fluctuate significantly in the short term.

The primary risks of investing in the Fund are:

      * MARKET RISK: This is the risk that the price of a security will rise or fall because of changing economic, political or market conditions, or because of a company's individual situation. Additional market-related risks for this Fund include the risk that:

          +    Value stocks continue to fall out of favor
          +    The market continues indefinitely to undervalue the stocks in the
               Fund's portfolio
          +    The stocks in the Fund's portfolio turn out to be undervalued because the Adviser's initial evaluation of the stock was mistaken

      * SMALLER COMPANIES: The securities of smaller companies may have more risks than those of larger companies -- they may be more susceptible to market downturns, and their prices may be more volatile.

      * FOREIGN SECURITIES: Although the fund emphasizes investments in stocks of U.S. companies, it also may invest up to 20% of its total assets in foreign securities, including American Depositary Receipts (ADRs). The Fund expects that its investments in foreign issuers, if any, will generally be in companies that generate substantial revenues from U.S. operations and that are listed on U.S. securities exchanges. Because foreign securities are normally denominated and traded in foreign currencies, the value of the Fund's foreign investments may be influenced by currency exchange rates and exchange control regulations. There may be less information publicly available about foreign issuers than U.S. issuers, and they are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Foreign securities may be less liquid and more volatile than comparable U.S. securities.

      * INTEREST RATE RISK: In general, the prices of debt securities rise when interest rates fall and the prices of debt securities fall when interest rates rise. However, the stock market and stocks that pay dividends also can be affected.

      * SPECIAL RISKS OF CONVERTIBLE SECURITIES: Convertible securities are subject to the market risk of stocks, while also subject to interest rate risk and the credit risk of the companies that issue them. Call provisions may allow the issuer to repay the debt before it matures.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

WHO MAY WANT TO INVEST?

This Fund may be appropriate for investors who are:

      * seeking long-term capital appreciation while also desiring a minimal level of current income;

      * willing to leave their money invested in the Fund for at least three years;

      *   able to tolerate a substantial loss in the value of their investment;

      *   not seeking absolute principal stability.

           THE FUND ALONE DOES NOT PROVIDE A BALANCED INVESTMENT PLAN.

HOW HAS THE FUND PERFORMED?

The Fund is new and does not have a full calendar year of investment returns as of the date of this Prospectus.

WHAT ARE THE FEES AND EXPENSES OF THE FUND?

The Table below describes the fees and expenses that you may pay if you buy and hold shares of this Fund.

SHAREHOLDER FEES (fees paid directly from your investment)

     Maximum Sales Charge (Load) Imposed on Purchases               NONE
     Maximum Deferred Sales Charge (Load)                           NONE
     Maximum Sales Charge (Load) Imposed on Reinvested Dividends    NONE
     Redemption Fee                                                 NONE
     Exchange Fee                                                   NONE

ANNUAL FUND OPERATING EXPENSES (as a percentage of average net assets).

     Management Fees                                                0.70%
     Distribution (12b-1) Fees                                      0.25%
     Other Expenses:
       Administrative Services Fees*                                0.70%*
                                                                   -----
     Total Annual Operating Expenses                                1.65%
                                                                   =====

* The Administrative Services Fee compensates the Adviser for retaining other service providers needed by the Fund and paying all operating costs of the Fund, regardless whether those costs are more or less than this Fee.

EXAMPLE OF FUND EXPENSES

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

       1 Year            3 Years            5 Years            10 Years
       ------            -------            -------            --------
        $168               $520               $897              $1,955

                                   MANAGEMENT

THE ADVISER

The investment adviser for the Fund is Van Deventer & Hoch (the "Adviser"). The Adviser serves as the investment adviser under an Investment Advisory Agreement and has overall responsibility for investment decisions of the Fund, subject to the oversight of the Board of Trustees. For more than a quarter century, the Adviser has provided investment management and related services to individuals, institutions, and charitable organizations. As of December 31, 1999, Van Deventer & Hoch managed approximately $3.1 billion on behalf of individual and institutional investors. Van Deventer & Hoch is one of fewer than 200 registered investment advisers admitted to the Investment Counsel Association of America, which mandates strict requirements for professional and financial responsibility.

The Adviser is an SEC-registered investment adviser. The Adviser is 50% owned by certain principals of Highcrest Capital Partners and 50% by members of the Adviser's management team. The Adviser is headquartered at 800 North Brand Boulevard, Suite 300, Glendale, California 91203.

For its services, the Fund pays the Advisor an annual fee, payable monthly, of 0.70% of its average daily net assets.

PORTFOLIO MANAGER

Russell D. Kartub, who joined the Adviser in 1984, is responsible for the day-to-day management of this Fund's portfolio. Since joining Van Deventer & Hoch, Mr. Kartub has enjoyed increasingly senior positions and since 1997 has served as a Senior Vice President and the Director of Research. From 1995 until 1997, he was a Senior Vice President and the Director of Information Systems, and from 1991 until 1995 he was an Assistant Vice President and then a Vice President. He earned an undergraduate degree from Occidental College in Los Angeles and then an economics diploma from the London School of Economics.

                              SHAREHOLDER SERVICES

This section describes how to do business with the Fund and the services that are available to shareholders.

HOW TO REACH THE FUND

         BY TELEPHONE    1.800.576-8229
                         Call for account or Fund information

      BY REGULAR MAIL    Van Deventer & Hoch American Value Fund
AND OVERNIGHT COURIER    c/o ICA Fund Services Corp.
                         4455 East Camelback Road
                         Suite 261E
                         Phoenix, AZ  85018

TYPES OF ACCOUNTS

If you are investing in the Fund for the first time, you will need to establish an account. You may establish the following types of accounts by completing an account application. To obtain an application, call 1.800.576.8229.

      * INDIVIDUAL OR JOINT OWNERSHIP. Individual accounts are owned by one person. Joint accounts have two or more owners.

      * GIFT OR TRANSFER TO MINOR (UGMA OR UTMA). A UGMA (Uniform Gifts to Minors Act) or UTMA (Uniform Transfers to Minors Act) account is an account maintained by a custodian for the benefit of a minor. To open a UGMA or UTMA account, you must include the minor's social security number on the application.

      * TRUST. A trust can open an account. The name of each trustee, the name of the trust and the date of the trust agreement must be included on the application.

      * CORPORATIONS, PARTNERSHIPS AND OTHER LEGAL ENTITIES. Corporations, partnerships and other legal entities may also open an account. The application and resolution form must be signed by a general partner of the partnership or an authorized officer of the corporation or other legal entity.

      * RETIREMENT. If you are eligible, you may set up your account under a tax-sheltered retirement plan, such as an Individual Retirement Account. Call 1.800.576.8229 for more information.

HOW TO OPEN AN ACCOUNT

Complete and sign the appropriate account application. Please be sure to provide your social security or taxpayer identification number on the application. Make your check payable to Van Deventer & Hoch American Value Fund. Send all items to the following address:

      BY REGULAR MAIL    Van Deventer & Hoch American Value Fund
AND OVERNIGHT COURIER    c/o ICA Fund Services Corp.
                         4455 East Camelback Road
                         Suite 261E
                         Phoenix, AZ  85018

You may also purchase shares through certain financial institutions. These institutions may have their own procedures for buying and selling shares, and may charge fees. Contact your financial institution for more information.

HOW TO PURCHASE SHARES

Shares of the Fund are sold on a continuous basis and may be purchased from the Distributor or a broker-dealer or financial institution that has an agreement with the Distributor. Purchases may be made Monday through Friday, except on certain holidays.

The Fund's share price, called net asset value per share, is calculated every business day. The Fund's shares are sold without a sales charge. Shares are purchased at net asset value the next time it is calculated after your investment is received and accepted by the Distributor. Purchase orders though securities brokers, dealers and other financial intermediaries are effected at the next-determined net asset value after receipt of the order by such agent before the Fund's daily cutoff time. Orders received after that time will be purchased at the next-determined net asset value. To the extent that these agents perform shareholder servicing activities for the Fund, they may receive fees from the Fund for such services. For information on how shares are priced, please see "Pricing of Fund Shares" below.

NEW PURCHASES. If you are new to the Fund, complete and sign an account application and mail it along with your check. To establish the telephone purchase option on your new account, complete the "Telephone Transfer Authorization" section on the application and attach a check or savings withdrawal slip from your bank account which you have "voided" by the word "VOID" across the front.

If you wish to open an account by debiting your checking or savings account, please attach a "voided" check or savings withdrawal slip, and complete the "Bank Wire and Electronic Transfer" section of the application.

If you are investing through a tax-sheltered retirement plan for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1.800.576.8229 for more information.

ADDITIONAL PURCHASES. If you already have money invested in a Fund, you can invest additional money in that Fund in the following ways:

     BY MAIL. Complete the remittance slip attached at the bottom of your confirmation statement. If your investment is in a retirement account, please indicate whether the purchase is a rollover or a current or prior year contribution. Send your check and remittance slip or written instructions to one of the addresses listed above under "How To Open An Account."

     BY TELEPHONE. This service allows you to purchase additional shares quickly and conveniently through an electronic transfer of money. When you make an additional purchase by telephone, the Fund will automatically deduct money from your predesignated bank account for the desired amount. If you have not established the telephone purchase option, call 1.800.576.8229 to request the appropriate form.

     BY WIRE. Purchases may also be made by wiring money from your bank account to your Allegiance Fund account. Each time you wish to send a wire, you must call 1.800.576.8229 before you send money to receive wiring instructions.

     AUTOMATIC INVESTMENT PROGRAM. Automatic investing is an easy way to add to your account on a regular basis. The Fund offers an automatic investment plan to help you achieve your financial goals as simply and conveniently as possible. Please note that there is a $100 minimum investment. Call the Transfer Agent at 1.800.576.8229 for information.

PAYING FOR SHARES. Please note the following:

      * Purchases may be made by check, wire transfer and electronic transfer. When purchases are made by check, redemptions will not be allowed until the check clears, which may take 15 calendar days or longer. In addition, the redemption shares purchased through Automated Clearing House ("ACH") will not be allowed until your payment clears, which may take seven business days or longer.

      *   All purchases must be made in U.S. dollars.

      * Checks must be drawn on U.S. banks and must be payable to Van Deventer & Hoch American Value Fund. Checks that are not made payable directly to Van Deventer & Hoch American Value Fund ("third party checks") are not accepted.

      *   Cash and credit card checks are not accepted.

      * If a check does not clear your bank, the Fund reserves the right to cancel the purchase.

      * If the Fund is unable to debit your predesignated bank account on the day you purchase shares, it may make additional attempts or cancel the purchase.

If your purchase is canceled, you will be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the canceled purchase. The Fund has the authority to redeem shares in your account(s) to cover any losses due to changes in share price. The Fund reserves the right to reject any specific purchase or exchange request.

MINIMUM INVESTMENTS. The following minimums apply unless they are waived by the Distributor.

     To open an account                                            $2,500
          For tax-sheltered retirement plans                        1,000
     To add to an account                                             100
          Through automatic investment plans                          100
     Minimum account balance                                          500
          For tax-sheltered retirement plans                          500

HOW TO SELL SHARES

Selling your shares in the Fund is called a "redemption" because the Fund buys back its shares. On any business day, you may sell (redeem) all or a portion of your shares. If the shares being sold were recently purchased by check, telephone or through an automatic investment program, the Fund may delay the mailing of your redemption check for up to ten business days after purchase to allow the purchase to clear. Your transaction will be processed at net asset value the next time it is calculated after the Fund receives your redemption request in good order. You may gain or lose money when you redeem your shares. Please note that a redemption is treated as a sale for tax purposes, and could result in taxable gain or loss in a non-tax-sheltered account.

BY MAIL. To redeem all or part of your shares by mail, please send your request in writing to the address listed above under "How To Open An Account" and include the following information (please refer to "Signature Guarantees" below if your redemption request is over $100,000):

      *   the name of the Fund(s),
      *   the account number(s),
      *   the amount of money or number of shares being redeemed,
      *   the name(s) on the account,
      *   the signature(s) of all registered account owners, and
      *   your daytime telephone number.

Signature requirements vary based on the type of account you have:

      * INDIVIDUAL, JOINT TENANTS, TENANTS-IN-COMMON: Written instructions must be signed by each shareholder exactly as the names appear on the account.

      * UGMA OR UTMA: Written instructions must be signed by the custodian as it appears on the account.

      * SOLE PROPRIETOR, GENERAL PARTNER: Written instructions must be signed by an authorized individual as it appears on the account.

      * CORPORATION, ASSOCIATION: Written instructions must be signed by the person(s) authorized to act on the account. A certified copy of the corporate resolution, authorizing the signer to act, must accompany the request.

      * TRUST: Written instructions must be signed by the trustee(s). If the name of the current trustee(s) does not appear on the account, a certified certificate of incumbency dated within 60 days must also be submitted.

      * RETIREMENT: Written instructions must be signed by the account owner. Call the Transfer Agent at 1.800.576.8229 for more information.

BY TELEPHONE. If you selected this option on your account application, you may make redemptions from your account by calling the Transfer Agent at
1.800.576.8229 unless you have notified the Transfer Agent of an address change within the preceding 30 days. Telephone redemption in excess of $25,000 will only be made by wire to a bank account on record with the Fund. Unless an investor indicates otherwise on the account application, the Fund will be authorized to act upon redemption and transfer instructions received by telephone from a shareholder, or any person claiming to act as his or her representative, who can provide the Fund with his or her account registration and address as its appears on the Fund' records. The Fund requires that requests for redemptions of over $100,000 be in writing with signatures guaranteed (see below). You may not close your account by telephone. SYSTEMATIC WITHDRAWAL PLAN. Under this plan, you may redeem $50 or more monthly, quarterly or semi-annually. A minimum account balance of $5,000 is required to establish an automatic withdrawal plan. For more information or to sign up for this service, please call the Transfer Agent at 1.800.576.8229.

THROUGH YOUR INVESTMENT REPRESENTATIVE. Your investment representative must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your investment representative will be responsible for furnishing all necessary documentation to the Transfer Agent, and may charge you for its services.

PAYMENT OF REDEMPTION PROCEEDS. Payments may be made by check, wire transfer or electronic transfer.

      * BY CHECK. Redemption proceeds will be sent to the shareholder(s) on our records at the address on our records within seven days after receipt of a valid redemption request.

      * BY WIRE. If you have selected this option on your application, your redemption proceeds will be wired directly into your designated bank account normally on the next business day after receipt of your redemption request is received. There is no limitation on redemptions by wire; however, there is a $12 fee for each wire and your bank may charge an additional fee to receive the wire. If you would like to establish this option on an existing account, please call the Transfer Agent at 1.800.576.8229 to sign up for this service. Wire redemptions are not available for retirement accounts.

      * BY ELECTRONIC TRANSFER. If you have established this option, your redemption proceeds will be transferred electronically to your predesignated bank account. To establish this option on an existing account, please call the Transfer Agent at 1.800.576.8229 to request the appropriate form.

SIGNATURE GUARANTEES. In addition to the signature requirements described above, a signature guarantee is required if:

      * You would like the check made payable to anyone other than the shareholder(s) on our records.

      * You would like the check mailed to an address other than the address on our records.

      * You would like the check mailed to an address on our records that has changed in the past 30 days.

      *   Your redemption request is over $100,000.

The Fund may also require signature guarantees for other redemptions. A signature guarantee assures that a signature is genuine and protects shareholders from unauthorized account transfers. Banks, savings and loan associations, trust companies, credit unions, broker-dealers and member firms of a national securities exchange may guarantee signatures. Call your financial institution to determine if it has this capability.

SHAREHOLDER SERVICES AND POLICIES

REDEMPTION PROCEEDS. The Fund' policy is to pay redemption proceeds in cash, but the Fund reserves the right to change this policy and to pay in-kind in certain cases by delivering to you investment securities equal to the redemption price. In these cases, you might have to pay brokerage costs when converting the securities to cash. The right of any shareholder to receive redemption proceeds may be suspended, or payment may be postponed, in certain circumstances. These circumstances include any period the New York Stock Exchange is closed (other than weekends or holidays) or trading on the Exchange is restricted, any period when an emergency exists and any time the Securities and Exchange Commission allows mutual Fund to delay payments for the protection of investors.

TAXPAYER IDENTIFICATION NUMBER. On the account application or other appropriate form, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS. If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold 31% of any dividends and redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

SHARE OWNERSHIP. The Fund keeps a record of the ownership of its shares, and share certificates are not issued.

INVOLUNTARY REDEMPTIONS. If your account balance falls below $500 due to redemption, exchanges, or if you purchase through the Automatic Investment Plan and fail to meet the Fund's investment minimum within a twelve-month period, you will be given at least 30 days to re-establish the minimum balance. If you do not, your account may be closed and the proceeds sent to you.

TELEPHONE TRANSACTIONS. You may buy or sell shares by telephone if you selected this option on your account application. If you wish to establish this option on an existing account, please call 1.800.576.8229 to request the appropriate form. The Fund and its agents will not be responsible for any losses that may result from acting on wire or telephone instructions that it reasonably believes to be genuine. The Fund and their agents will each follow reasonable procedures to confirm that instructions received by telephone are genuine, which may include taping telephone conversations. It may be difficult to reach the Fund by telephone during periods of unusual market activity.

ADDRESS CHANGES. To change the address on your account, call 1.800.576.8229 or send a written request signed by all account owners. Include the name of your Fund(s), the account numbers(s), the name(s) on the account and both the old and new addresses.

NAME/ACCOUNT OWNERSHIP CHANGES. To change the name on an account, the shares are generally transferred to a new account. In some cases, certain legal documents may be required. For more information, call 1.800.576.8229. If your shares are held by a financial institution, contact that financial institution for ownership changes.

STATEMENTS AND REPORTS. The Fund will send you a confirmation statement after every transaction that affects your account balance or your account registration. If you are enrolled in an automatic investment program and invest on a monthly basis, you will receive quarterly confirmations. Information about the tax status of income dividends and capital gains distributions will be mailed to shareholders early each year. Financial reports for the Fund, which include a list of the Fund' portfolio holdings, will be mailed twice each year to all shareholders.

                             PRICING OF FUND SHARES

The net asset value per share (NAV) of the Fund is calculated on each day the New York Stock Exchange is open. The NAV is the value of a single share of a Fund. The Fund's NAV is calculated at the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. The NAV is generally based on the market value of the securities held in the Fund, or, if market values are not available, the fair value of securities is determined using procedures that the Board of Trustees has approved.

Foreign securities are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Foreign securities may trade in their primary markets on weekends or other days when the Fund does not price its shares. Therefore, the NAV of any Fund holding foreign securities may change on days when shareholders will not be able to buy or sell their Fund shares.

                                  DISTRIBUTIONS

As a Fund shareholder, you are entitled to your share of the Fund's net income and gains on its investments. The Fund passes substantially all of its earnings along to its investors as distributions. When a Fund earns dividends from stocks and interest from bonds and other debt securities and distributes these earnings to shareholders, it is called a DIVIDEND DISTRIBUTION. A Fund realizes capital gains when it sells securities for a higher price than it paid. When these gains are distributed to shareholders, it is called a CAPITAL GAIN DISTRIBUTION. Dividend distributions may be made several times a year, while capital gain distributions are generally made annually.

Your distributions of dividends and capital gains, if any, are paid once annually, usually after the end of the Fund's October 31st fiscal year end.

You will receive distributions from a Fund in additional shares of that Fund unless you choose to receive your distributions in cash. If you wish to change the way in which you receive dividends, you should call the Transfer Agent at
1.800.576.8229 for instructions.

If you have elected to receive dividends and/or distributions in cash, and the postal or other delivery service returns your check to the Fund as undeliverable, you will not receive interest on amounts represented by the uncashed checks.

                            INCOME TAX CONSIDERATIONS

Your investment in the Fund will have tax consequences that you should consider. Some of the more common federal tax consequences are described here, but you should consult your tax adviser about your own particular situation.

TAXES ON DISTRIBUTIONS. You will generally have to pay federal income tax on all Fund distributions. Your distributions will be taxed in the same manner whether you receive the distributions in cash or additional shares of the Fund. Distributions that are derived from net long-term capital gains generally will be taxed as long-term capital gains. The rate of tax will generally depend on how long the Fund held the securities on which it realized the gains. All other distributions, including short-term capital gains, generally will be taxed as ordinary income.

The Fund expects that its distributions will consist of both net long-term capital gains and ordinary income

TAXES ON SALE OR EXCHANGE. If you sell your shares of the Fund, or exchange them for shares of another Fund, you generally will be subject to tax on any taxable gain. Your taxable gain is computed by subtracting your tax basis in the shares from the redemption proceeds (in the case of a sale) or the value of the shares received (in the case of an exchange). Because your tax basis depends on the original purchase price and on the price at which any dividends may have been reinvested, you should be sure to keep your account statements so that you or your tax preparer will be able to determine whether a sale or exchange will result in a taxable gain.

"BUYING A DIVIDEND". If you buy shares in the Fund just before the Fund makes any distribution, you will receive some of the purchase price back in the form of a taxable distribution.

TAX WITHHOLDING. If you are not a U.S. citizen or resident, or if you are subject to "backup withholding," the Fund may be required to withhold a portion of your distributions and, in some cases, redemption proceeds, as a payment of federal income tax.

The above is only a summary of certain federal income tax consequences of investing in the Fund. You should consult your tax adviser to determine the precise effect of an investment in the Fund on your particular tax situation (including possible liability for state and local taxes and, for foreign shareholders, U.S. withholding taxes).

                               MORE ABOUT THE FUND

PRINCIPAL INVESTMENT STRATEGIES

The principal investment strategies of the Fund are strategies that, in the opinion of the Adviser, are most likely to be important in trying to achieve the Fund' investment objectives. Of course, there can be no assurance that the Fund will achieve its investment objective. Please note that the Fund may also use strategies and invest in securities that are not described in this Prospectus, but which are described in the Statement of Additional Information.

Investors should note that during periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high-quality money market instruments and other short-term securities. These investments may result in a lower yield and have less potential for capital appreciation than would be available from investments typically held by the Fund and may prevent the Fund from achieving its investment objective.

The Fund is actively managed, and the portfolio managers may trade securities frequently, resulting, from time to time, in an annual portfolio turnover rate of over 100%. Trading securities may produce capital gains, which are taxable to shareholders when distributed. Active trading may also increase the amount of mark-ups and fees to broker-dealers that a Fund pays when it buys and sells securities.

                      OTHER INFORMATION CONCERNING THE FUND

DISTRIBUTION ARRANGEMENTS

The Fund's distributor is First Fund Distributors, Inc. (the "Distributor"), an affiliate of Investment Company Administration, L.L.C., the Fund' sub-administrator. The Distributor's principal place of business is located at 4455 East Camelback Road, Suite 261E, Phoenix, Arizona 85018.

The Fund does not charge any sales loads, deferred sales loads or other fees in connection with the purchase of shares. The Fund has adopted a plan under Rule 12b-1 ("Plan"). The Plan allows a Fund to use part of the Fund's assets (up to
 .25% of its average daily net assets) for the sale and distribution of its shares, including advertising, marketing and other promotional activities. Expenses permitted to be paid by the Fund under their Plan include: preparation, printing and mailing prospectuses; shareholder reports such as semi-annual and annual reports, performance reports and newsletters; sales literature and other promotional material to prospective investors; direct mail solicitation; advertising; public relations; compensation of sales personnel; advisers or other third parties for their assistance with respect to the distribution of the Fund' shares; payments to financial intermediaries for shareholder support; administrative and accounting services with respect to the shareholders of the Fund; and such other expenses as may be approved from time to time by the Board of Trustees.

Because these fees are paid out of assets of the Fund, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The Plan allows excess distribution expenses to be carried forward by the Adviser, as Distribution Coordinator, and resubmitted in a subsequent fiscal year provided that (i) distribution expenses cannot be carried forward for more than three years following initial submission; (ii) the Board of Trustees has made a determination at the time of initial submission that the distribution expenses are appropriate to be carried forward; and (iii) the Board of Trustees makes a further determination, at the time any distribution expenses which have been carried forward are resubmitted for payment, to the effect that payment at the time is appropriate, consistent with the objectives of the Plan and the current best interest of shareholders.

SHAREHOLDER SERVICING AGENTS

The Fund has entered into shareholder servicing agreement with certain shareholder servicing agents (including the Adviser) under which the shareholder servicing agents have agreed to provide certain support services to their customers who beneficially own shares of the Fund. These services include assisting with purchase and redemption transactions, maintaining shareholder accounts and records, furnishing customer statements, transmitting shareholder reports and communications to customers and other similar shareholder liaison services. For performing these services, each shareholder servicing agent receives a fee based on the average daily net assets of shares of the Fund held by investors for whom the servicing agent maintains a servicing relationship. Shareholder servicing agents may subcontract with other parties for shareholder support services.

Shareholder servicing agents may offer additional services to their customers, such as pre-authorized or systematic purchase and redemption plans. Each shareholder servicing agent may establish its own terms and conditions, including limitations on the amounts of subsequent transactions, with respect to such services. Certain shareholder servicing agents may (although they are not required by the Fund to do so) credit to the accounts of their customers from whom they are already receiving other fees an amount not exceeding such other fees or the fees for their services as shareholder servicing agents.

The Adviser and certain broker-dealers and other shareholder servicing agents may, at their own expense, provide gifts, such as computer software packages, guides and books related to investment or additional Fund shares valued up to $100 to their customers who invest in the Fund.

The Adviser may, from time to time, at its own expense out of compensation retained by it from the Fund or other sources available to it, make additional payments to certain selected dealers or other shareholder servicing or soliciting agents for performing administrative and other services. This compensation does not represent an additional expense to the Fund or its shareholders because it will be paid by the Adviser.

ADMINISTRATIVE SERVICES

The Adviser has retained Investment Company Administration, L.L.C. ("ICA") to prepare various federal and state regulatory filings, reports and returns for the Fund, to prepare reports and materials to be supplied to Trustees, to monitor the activities of the Fund' custodian, shareholder servicing agent and accountants, and to coordinate the preparation and payment of Fund expenses and review the Fund' expense accruals. The Adviser pays ICA's fees out of the Administrative Services Fee.

United Missouri Bank, N.A. acts as the Fund's custodian and ICA Fund Services Corp. acts as the Fund's transfer agent. The Adviser also pays the custodian's and transfer agent's fees out of the Administrative Services Fee.

The Adviser pays the other expenses incurred in the Fund's operations out of the Administrative Services Fee. These expenses include registration fees; expenses of the Fund's custodian for all services to the Fund, including safekeeping of Fund and securities and maintaining required books and accounts; expenses of preparing and mailing reports to investors and to government offices and commissions; expenses of meetings of investors; fees and expenses of independent accountants, of legal counsel and of the transfer agent, registrar or dividend disbursing agent of the Fund; insurance premiums; and expenses of calculating the net asset value of, and the net income on, shares of the Fund. The Fund remains responsible for its share of compensation paid to the disinterested Trustees, interest and taxes.

                              FINANCIAL HIGHLIGHTS

This financial highlights table is intended to help you understand the Fund's financial performance since its commencement of operations. Certain information reflects financial results for a single Fund share. The total return in the table represents the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by _________________, whose report dated November 30, 1999, along with the Fund's financial statements, is included in the Fund's Annual Report, which is available upon request.

FOR A CAPITAL SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                  May 7, 1999*
                                                                       To
                                                                October 31, 1999
                                                                ----------------
Net asset value, beginning of period                                $ 13.60
                                                                    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                  0.08
Net realized and unrealized loss on investments                       (1.77)
                                                                    -------
     Total from investment operations                                 (1.69)
                                                                    -------
Net asset value, end of period                                      $ 11.91
                                                                    =======
Total return                                                         (12.43%)
                                                                    -------

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                            $10,618
Average net assets (in thousands)                                   $11,895
Ratio of expenses to average net assets**                              1.29%
Ratio of net investment income to average net assets**                 1.23%
Portfolio turnover rate                                               25.16%

*  Commencement of the Fund.
** Annualized.

                    VAN DEVENTER & HOCH AMERICAN VALUE FUND,
                        A SERIES OF ADVISORS SERIES TRUST

                              FOR MORE INFORMATION

The Statement of Additional Information (SAI) includes additional information about the Fund.

The Fund's annual and semi-annual reports to shareholders contain additional information about the Fund's investments. The annual report includes a discussion of the market conditions and investment strategies which significantly affected the Fund's performance during its last fiscal year.

The SAI and shareholder reports are available free upon request. To request them or other information, or to ask any questions, please call or write:

                     VAN DEVENTER & HOCH AMERICAN VALUE FUND
                           c/o ICA Fund Services Corp.
                            4455 East Camelback Road
                                   Suite 261E
                                Phoenix, AZ 85018
                            Telephone: 1.800.547.7787

The SAI and other Fund information may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Call 1-202-942-8090 for information about its operations.

Reports and other Fund information are also available on the SEC's Internet site at www.sec.gov. Copies of this information may be obtained, upon payment of the proper duplicating fees, by writing to the SEC's Public Reference Section, Washington, DC 20549-6009 or by email at www.publicinfo@sec.gov.

                                        The Fund's SEC File Number is 811-07959.

      As filed with the Securities and Exchange Commission on May 22, 2000
                                                      Registration No. 333-17391
                                                              File No. 811-07959
================================================================================










                                     Part B

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                              ADVISORS SERIES TRUST

                     Van Deventer & Hoch American Value Fund










================================================================================

                       Statement of Additional Information

                                  _______, 2000


                     VAN DEVENTER & HOCH AMERICAN VALUE FUND


     This Statement of Additional Information provides information regarding the activities and operations of the Van Deventer & Hoch American Value Fund (the "Fund"), a series of Advisors Series Trust (the "Trust"), and should be read together with the Fund's Prospectus dated _________, 2000. You may obtain a Prospectus without charge by calling 1.800.576.8229.

     Certain financial information included in the Annual Report to shareholders is incorporated by reference into this Statement of Additional Information.


                 THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT
                 A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION
                    TO PROSPECTIVE INVESTORS ONLY IF PRECEDED
                     OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                TABLE OF CONTENTS

                                                                          Page
                                                                          ----
TRUST HISTORY...............................................................1
DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS.......................1
  INVESTMENT STRATEGIES AND RISKS...........................................1
  FUND POLICIES............................................................11
  TEMPORARY DEFENSIVE POSITION.............................................13
  PORTFOLIO TURNOVER.......................................................14
MANAGEMENT.................................................................14
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES........................15
INVESTMENT ADVISORY AND OTHER SERVICES.....................................16
  INVESTMENT ADVISER.......................................................16
  DISTRIBUTOR..............................................................16
  ADMINISTRATIVE SERVICES..................................................17
  THE ADMINISTRATOR........................................................17
  DIVIDEND DISBURSING AGENT AND TRANSFER AGENT.............................18
  CUSTODIAN................................................................18
  COUNSEL AND INDEPENDENT ACCOUNTANTS......................................18
BROKERAGE ALLOCATION AND OTHER PRACTICES...................................18
  BROKERAGE TRANSACTIONS...................................................18
  BROKERAGE SELECTION......................................................19
PURCHASE, REDEMPTION AND PRICING OF SHARES.................................20
  DETERMINATION OF NET ASSET VALUE.........................................20
  PURCHASE AND REDEMPTION OF SHARES........................................22
  SYSTEMATIC WITHDRAWAL PLAN...............................................22
TAXES......................................................................23
  TAX STATUS OF THE FUND...................................................23
  TAXATION OF FUND DISTRIBUTIONS...........................................23
  ADDITIONAL INFORMATION RELATING TO FUND INVESTMENTS......................25
  ADDITIONAL INFORMATION RELATING TO FOREIGN INVESTMENTS...................25
FOREIGN SHAREHOLDERS.......................................................26
BACKUP WITHHOLDING.........................................................26
PERFORMANCE INFORMATION....................................................26
FINANCIAL STATEMENTS.......................................................27
APPENDIX A: DESCRIPTION OF SECURITIES RATINGS..............................28

                                  TRUST HISTORY

     Advisors Series Trust (the "Trust") is an open-end management investment company organized as a Massachusetts business trust. The Trust consists of various series which represent separate investment portfolios. This SAI relates only to the Fund.

     The Trust is registered with the SEC as a management investment company. Such a registration does not involve supervision of the management or policies of the Fund. The Prospectus of the Fund and this SAI omit certain of the information contained in the Registration Statement filed with the SEC. Copies of such information may be obtained from the SEC upon payment of the prescribed fee.

     Prior to ___________, 2000, the Fund was named Allegiance American Value Fund, which was a series of Allegiance Investment Trust. The Fund changed its name from Van Deventer & Hoch Funds on September 2, 1998 to Allegiance American Value Fund.

              DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

     The principal investment policies and strategies of the Fund are described in the Prospectus by which shares of that Fund are offered. The achievement of the Fund's investment objective will depend upon market conditions generally and on the Adviser's analytical and portfolio management skills. The permitted investments and investment techniques described below, in alphabetical order, supplements the information contained in the Prospectus.

PORTFOLIO SECURITIES

AMERICAN, EUROPEAN AND CONTINENTAL DEPOSITARY RECEIPTS

     American Depositary Receipts ("ADRs") are securities, typically issued by a U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by a foreign issuer. European Depositary Receipts ("EDRs"), which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are securities, typically issued by a non-U.S. financial institution, that evidence ownership interests in a security or a pool of securities issued by either a U.S. or foreign issuer. ADRs, EDRs and CDRs may be available for investment through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the receipt's underlying security. Holders of an unsponsored depositary receipt generally bear all the costs of the unsponsored facility and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass voting rights through to the holders of the receipts in respect to the deposited securities.

ASSET-BACKED SECURITIES

     In addition to mortgage-backed securities, the Fund may invest in asset-backed securities including company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short to intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder. The Fund will limit its investments to 5% of its total assets.

     Asset-backed securities present certain risks. For instance, in the case of credit card receivables, these securities may not have the benefit of any security interest in the related collateral. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there would be a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in all of the obligations backing such receivables. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities. The underlying assets (E.G., loans) are also subject to prepayments which shorten the securities' weighted-average life and may lower their return.

     Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, the securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. A Fund will not pay any additional or separate fees for credit support. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security.

BANK OBLIGATIONS

     Bank obligations include certificates of deposit, time deposits (including Eurodollar time deposits), and bankers' acceptances and other short-term debt obligations issued by domestic banks, foreign subsidiaries or foreign branches of domestic banks, domestic and foreign branches of foreign banks, domestic savings and loan associations, and other banking institutions. The Fund have established certain minimum credit quality standards for bank obligations in which they invest.

     The Fund are not prohibited from investing in obligations of banks that are clients of the Distributor. However, the purchase of shares of the Fund by such banks or by their customers will not be a consideration in determining which bank obligations the Fund will purchase.

BANKERS' ACCEPTANCES

     A banker's acceptance is a bill of exchange or time draft drawn on and accepted by a commercial bank. It is used by corporations to finance the shipment and storage of goods and to furnish dollar exchange. Maturities are generally six months or less.

CERTIFICATES OF DEPOSIT

     A certificate of deposit is a negotiable interest-bearing instrument with a specific maturity. Certificates of deposit are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market before maturity.

COMMERCIAL PAPER

     Commercial paper is the term used to designate unsecured short-term promissory notes issued by corporations and other entities. Maturities on these issues vary from one to 270 days.

COMMON AND PREFERRED STOCK

     Common stocks are generally more volatile than other securities. Preferred stocks share some of the characteristics of both debt and equity investments and are generally preferred over common stocks with respect to dividends and in liquidation.

CONVERTIBLE SECURITIES

     Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions. Convertible securities include both debt obligations and preferred stock.

FOREIGN CURRENCY EXCHANGE TRANSACTIONS

     Because investments in foreign companies usually involve currencies of foreign countries, the value of the assets of a Fund with investments in foreign companies as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations. Although such Fund's assets are valued daily in terms of U.S. dollars, the Fund does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. A Fund may conduct its foreign currency exchange transactions on a spot basis or for settlement on a future date (i.e., a "forward foreign currency" contract or "forward" contract). A Fund may convert currency on a spot basis from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the "spread") between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer. The Fund do not currently intend to speculate in foreign currency exchange rates or forward contracts.

FOREIGN SECURITIES

     The Fund may invest in certain obligations or securities of foreign issuers. Permissible investments include obligations of foreign branches of U.S. banks and of foreign banks, including certificates of deposit and time deposits (including Eurodollar time deposits).

     Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, the value of securities denominated in foreign currencies and of dividends and interest paid with respect to those securities, will fluctuate based on the relative strength of the U.S. dollar. In addition, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing and financial reporting requirements comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of a Fund, political or financial instability or diplomatic and other developments which would affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the U.S.

     It is anticipated that in most cases the best available market for foreign securities would be on exchanges or in over-the-counter markets located outside the U.S. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. Foreign security trading practices, including those involving securities settlement where a Fund's assets may be released prior to receipt of payment, may expose a Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer. In addition, foreign brokerage commissions are generally higher than commissions on securities traded in the U.S. and may be non-negotiable. In general, there is less overall governmental supervision and regulation of foreign securities exchanges, brokers and listed companies than in the U.S.

     A Fund may invest in foreign securities markets that impose restrictions on transfer of the proceeds from that market to the United States or to United States persons. Although securities subject to these transfer restrictions may be marketable abroad, they may be less liquid than foreign securities that are not subject to such restrictions.

     Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

     The Stock Fund may invest in securities issued by entities based in developing countries throughout the world. All of the risks of investing in securities of foreign issuers are heightened for securities of issuers in developing countries, and extreme volatility can be associated with these investments. Such investments may also entail higher custodial fees and sales commissions than domestic investments.

FORWARD COMMITMENTS OR PURCHASES ON A WHEN-ISSUED BASIS

     The Fund may invest up to 25 percent of its assets in forward commitments or commitments to purchase securities on a when-issued basis. Forward commitments or purchases of securities on a when-issued basis are transactions where the price of the securities is fixed at the time of the commitment and delivery and payment normally take place beyond conventional settlement time after the date of commitment to purchase. The Fund will make commitments to purchase obligations on a when-issued basis only with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on the security to the purchaser during this period. The payment obligation and the interest rate that will be received on the securities are each fixed at the time the purchaser enters into the commitment. Purchasing obligations on a when-issued basis is a form of leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case, there could be an unrealized loss at the time of delivery.

     While awaiting delivery of securities purchased on a when-issued basis, a Fund will establish a segregated account consisting of liquid securities equal to the amount of the commitments to purchase securities on such basis. If the value of these assets declines, the Fund will place additional liquid assets in the account on a daily basis so that the value of the assets in the account is equal to the amount of the commitments.

FUTURES CONTRACTS

     Subject to applicable laws, the Fund may enter into bond and interest rate futures contracts. The Fund intend to use futures contracts only for bona fide hedging purposes. Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specified security at a specified future time and at a specified price. A "sale" of a futures contract entails a contractual obligation to deliver the underlying securities called for by the contract, and a "purchase" of a futures contract entails a contractual obligation to acquire such securities, in each case in accordance with the terms of the contract. Futures contracts must be executed through a futures commission merchant, or brokerage firm, which is a member of an appropriate exchange designated as a "contract market" by the Commodity Futures Trading Commission ("CFTC").

     When a Fund purchases or sells a futures contract, the Trust must allocate assets of that Fund as an initial deposit on the contract. The initial deposit may be as low as approximately 5 percent or less of the value of the contract. The futures contract is marked to market daily thereafter and the Fund may be required to pay or entitled to receive additional "variation margin," based on decrease or increase in the value of the futures contract.

     Futures contracts call for the actual delivery or acquisition of securities, or in the case of futures contracts based on indices, the making or acceptance of a cash settlement at a specified future time. However, the contractual obligation is usually fulfilled before the date specified in the contract by closing out the futures contract position through the purchase or sale, on a commodities exchange, of an identical futures contract. Positions in futures contracts may be closed out only if a liquid secondary market for such contract is available, and there can be no assurance that such a liquid secondary market will exist for any particular futures contract.

     A Fund's ability to hedge effectively through transactions in futures contracts depends on, among other factors, the Adviser's judgment as to the expected price movements in the securities underlying the futures contracts. In addition, it is possible in some circumstances that a Fund would have to sell securities from its portfolio to meet "variation margin" requirements at a time when it may be disadvantageous to do so.

GUARANTEED INVESTMENT CONTRACTS (GIC)

     A GIC is a contract between an insurance company and, generally, an institutional investor that guarantees the investor a specified interest rate for a specific period and the return of the investor's principal.

LOAN PARTICIPATIONS

     Loan participations are interests in loans which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member. The Fund may purchase interests only in loan participations issued by a bank in the United States with assets exceeding $1 billion and for which the underlying loan is issued by borrowers in whose obligations the Fund may invest. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risk generally associated with the underlying corporate borrower. In addition, in the event the underlying corporate borrower defaults, a Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation (such as commercial paper) of the borrower. Under the terms of a loan participation, the purchasing Fund may be regarded as a creditor of the intermediary bank so that the Fund may also be subject to the risk that the issuing bank may become insolvent.

MONEY MARKET FUNDS

     A money market fund is an investment company that limits its investments to high quality money market instruments with a weighted-average maturity of 90 days or less. The of the Fund may invest in money market funds, but not more than 5 percent of its assets in any one money market fund or more than 10 percent of its assets in other investment companies, including money market funds. When a Fund invests in a money market fund, a shareholder bears not only his or her proportionate share of the Fund's expenses, but also indirectly his or her share of the expenses of the money market fund, including management fees.

OPTIONS

     The Fund may for hedging purposes and in order to generate additional income, write call options on a covered basis, provided that the aggregate value of such options may not exceed 10 percent of the Fund's net assets as of the time the Fund enters into such options.

     The purchaser of a call option has the right to buy, and the writer (in this case a Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction.

     A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

     The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

     The Stock Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

     A Fund may also purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund's portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or a call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs.

OPTIONS ON FUTURES CONTRACTS

     The Fund may also, subject to any applicable laws, purchase and write options on futures contracts for hedging purposes only. The holder of a call option on a futures contract has the right to purchase the futures contract, and the holder of a put option on a futures contract has the right to sell the futures contract, in either case at a fixed exercise price up to a stated expiration date or, in the case of certain options, on a stated date. Options on futures contracts, like futures contracts, are traded on contract markets.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the securities deliverable on exercise of the futures contract. A Fund will receive an option premium when it writes the call, and, if the price of the futures contract at expiration of the option is below the option exercise price, the Fund will retain the full amount of this option premium, which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. Similarly, the writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the securities deliverable upon exercise of the futures contract. If a Fund writes an option on a futures contract and that option is exercised, the Fund may incur a loss, which loss will be reduced by the amount of the option premium received, less related transaction costs. A Fund's ability to hedge effectively through transactions in options on futures contracts depends on, among other factors, the degree of correlation between changes in the value of securities held by the Fund and changes in the value of its futures positions. This correlation cannot be expected to be exact, and the Fund bears a risk that the value of the futures contract being hedged will not move in the same amount, or even in the same direction, as the hedging instrument. Thus it may be possible for a Fund to incur a loss on both the hedging instrument and the futures contract being hedged.

     The ability of a Fund to engage in options and futures strategies depends also upon the availability of a liquid market for such instruments. There can be no assurance that such a liquid market will exist for such instruments.

OPTIONS ON STOCK INDICES

     The Stock Fund may engage in transactions involving options on stock indices. A stock index assigns relative values to the common stocks included in the index, and the index fluctuates with changes in the market values of the underlying common stocks. The Stock Fund will not engage in transactions in options on stock indices for speculative purposes but only to protect appreciation attained, to offset capital losses and to take advantage of the liquidity available in the option markets. The aggregate premium paid on all options on stock indices will not exceed 5 percent of the total assets of the Stock Fund.

     Options on stock indices are similar to options on stocks but have different delivery requirements. Stock options provide the right to take or make delivery of the underlying stock at a specified price. A stock index option gives the holder the right to receive a cash "exercise settlement amount" equal to (i) the amount by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (ii) a fixed "index multiplier." Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the option premium received, to make delivery of this amount. Gain or loss to the Fund on transactions in stock index options will depend on price movements in the stock market generally (or in a particular industry or segment of the market) rather than price movements of individual securities.

     As with stock options, the Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

     A stock index fluctuates with changes in the market values of the stock included in the index. Some stock index options are based on a broad market index such as the Standard & Poor's 500 or the New York Stock Exchange Composite Index, or a narrower market index such as the Standard & Poor's 100. Indices are also based on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange and American Stock Exchange.

     A Fund's ability to hedge effectively all or a portion of its securities through transactions in options on stock indices depends on the degree to which price movements in the underlying index correlate with price movements in the securities held by the Fund. Since the Fund will not duplicate all of the components of an index, the correlation will not be exact. Consequently, the Fund bears the risk that the prices of the securities being hedged will not move in the same amount as the hedging instrument. It is also possible that there may be a negative correlation between the index or other securities underlying the hedging instrument and the hedged securities which would result in a loss on both such securities and the hedging instrument.

     Positions in stock index options may be closed out only on an exchange which provides a secondary market. There can be no assurance that a liquid secondary market will exist for any particular stock index option. Thus, it may not be possible to close such an option. The inability to close options positions could have an adverse impact on a Fund's ability to effectively hedge its securities. The Fund will enter into an option position only if there appears to the Adviser of such Fund, at the time of investment, to be a liquid secondary market for such options.

OTHER INVESTMENT COMPANIES

     Subject to applicable statutory and regulatory limitations, assets of the Fund may be invested in shares of other investment companies (such as mutual funds) and foreign investment trusts. Those investment companies and investment trusts must invest in securities in which the Fund can invest in a manner consistent with the Fund' investment objectives. A Fund's purchase of investment company securities may result in the duplication of management fees and expenses.

RECEIPTS

     Receipts are interests in separately traded interest and principal component parts of U.S. Treasury obligations that are issued by banks and brokerage firms and are created by depositing U.S. Treasury obligations into a special account at a custodian bank. The custodian holds the interest and principal payments for the benefit of the registered owners of the certificates or receipts. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs") and Certificates of Accrual on Treasury Securities ("CATS"). TRS, TIGRs and CATS are sold as zero coupon securities.

REPURCHASE AGREEMENTS

     The Fund may enter into repurchase agreements. A Fund's repurchase agreements will generally involve a short-term investment in a U.S. Government security or other high-grade liquid debt security, with the seller (a primary securities dealer recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) of the underlying security agreeing to repurchase it at a mutually agreed-upon time and price (including principal and interest). The repurchase price is generally higher than the purchase price, the difference being interest income to that Fund. Alternatively, the purchase and repurchase prices may be the same, with interest at a stated rate due to a Fund together with the repurchase price on the date of repurchase. In either case, the income to a Fund is unrelated to the interest rate on the underlying security.

     Under each repurchase agreement, the seller is required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. The Adviser, acting under the supervision of the Board, reviews on a periodic basis the suitability and creditworthiness, and the value of the collateral, of those sellers with whom the Fund enter into repurchase agreements to evaluate potential risk. All repurchase agreements will be made pursuant to procedures adopted and regularly reviewed by the Board.

     The Fund generally will enter into repurchase agreements of short maturities, from overnight to one week, although the underlying securities will generally have longer maturities. The Fund regard repurchase agreements with maturities in excess of seven days as illiquid. A Fund may not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements with maturities greater than seven days.

     For purposes of the Investment Company Act of 1940 ("Investment Company Act"), a repurchase agreement is deemed to be a collateralized loan from a Fund to the seller of the security subject to the repurchase agreement. It is not clear whether a court would consider the security acquired by a Fund subject to a repurchase agreement as being owned by that Fund or as being collateral for a loan by that Fund to the seller. If bankruptcy or insolvency proceedings are commenced with respect to the seller of the security before its repurchase, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or a decline in price of the security. If a court characterizes such a transaction as a loan and a Fund has not perfected a security interest in the security, that Fund may be required to return the security to the seller's estate and be treated as an unsecured creditor. As such, a Fund would be at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt instrument purchased for a Fund, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the seller of the security.

     Apart from the risk of bankruptcy or insolvency proceedings, a Fund also runs the risk that the seller may fail to repurchase the security. However, the Fund always requires collateral for any repurchase agreement to which it is a party in the form of securities acceptable to it, the market value of which is equal to at least 100% of the amount invested by the Fund plus accrued interest, and the Fund makes payment against such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. If the market value of the security subject to the repurchase agreement becomes less than the repurchase price (including interest), a Fund, pursuant to its repurchase agreement, may require the seller of the security to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price (including interest) at all times.

RESTRICTED SECURITIES

     Restricted securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Many restricted securities are illiquid but the

Adviser may determine that at the time of investment such securities are not illiquid (generally, an illiquid security is one that cannot be disposed of within seven days in the ordinary course of business at its full value), based on guidelines which are the responsibility of and are periodically reviewed by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such restricted securities, the intention of the Adviser is to rely upon the exemption from registration provided by Rule 144A promulgated under the 1933 Act. Restricted securities not determined to be liquid may be purchased subject to the Fund's limitation on all illiquid securities (15 percent of net assets of the Fund).

     A Fund may purchase restricted securities that are not registered for sale to the general public if it is determined that there is a dealer or institutional market in the securities. In that case, the securities will not be treated as illiquid for purposes of the Fund's investment limitation described above. The Trustees will review these determinations. These securities are known as "Rule 144A securities" because they are traded under Rule 144A of the 1933 Act among qualified institutional buyers.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve the sale of securities held by a Fund and the agreement by the Fund to repurchase the securities at an agreed-upon price, date and interest payment. When a Fund enters into reverse repurchase transactions, securities of a dollar amount equal in value to the securities subject to the agreement will be maintained in a segregated account with the Fund's custodian. Such assets are marked to market daily to ensure that full collateralization is maintained. The segregation of assets could impair the Fund's ability to meet its current obligations or impede investment management if a large portion of the Fund's assets are involved. Reverse repurchase agreements are considered to be a form of borrowing.

     The Fund may use the proceeds of reverse purchase agreements to provide liquidity to meet redemption requests when sale of the Fund's securities is disadvantageous.

SECURITIES LENDING

     The Fund may lend securities pursuant to agreements requiring that the loans be continuously secured by liquid securities, as collateral equal to 100% of the market value at all times of the securities lent. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for the Fund exceed 30 percent of a Fund's total assets. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the collateral. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to a Fund to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Fund may use the Distributor or a broker/dealer affiliate of an Adviser as a broker in these transactions.

SECURITIES RATED BAA OR BBB

     The Fund may purchase the lowest categories of investment grade securities, meaning those rated BAA by Moody's or BBB by Standard & Poor's, which may have poor protection of payment of principal and interest.

STRIPS

     The Fund may invest in Separately Traded Interest and Principal Securities ("STRIPS"), which are component parts of U.S. Treasury Securities traded through the Federal Reserve Book-Entry System. The Adviser to a Fund will purchase only those STRIPS that it determines are liquid or, if illiquid, do not violate such Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of any other Fund's assets that may be comprised of STRIPS, the Adviser to the Fund will monitor the level of such holdings to avoid the risk of impairing shareholders' redemption rights. The interest-only component is extremely sensitive to the rate of principal payments on the underlying obligation. The market value of the principal-only component generally is unusually volatile in response to changes in interest rates.

VARIABLE AMOUNT MASTER DEMAND NOTES

     The Fund may invest in variable amount master demand notes which may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes. It is not generally contemplated that such instruments will be traded.

WARRANTS

     A warrant is an instrument issued by a corporation which gives the holder the right to subscribe to a specified amount of the corporation's capital stock at a set price for a specified period of time. The of the Stock Fund may invest up to 5% of its net assets in warrants. Included in this limitation may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

ZERO COUPON SECURITIES

     A zero coupon security pays no interest or principal to its holder during its life. A zero coupon security is sold at a discount, frequently substantial, and redeemed at face value at its maturity date. The market prices of zero coupon securities are generally more volatile than the market prices of securities of similar maturity that pay interest periodically, and zero coupon securities are likely to react more to interest rate changes than non-zero coupon securities with similar maturity and credit qualities.

                                 FUND POLICIES

FUNDAMENTAL POLICIES

     The following are fundamental policies of the Fund and may not be changed without approval by holders of a majority of the outstanding voting securities of that Fund, which as used in this Statement of Additional Information means the vote of the lesser of (i) 67 percent or more of the outstanding voting securities of the Fund present at a meeting at which the holders of more than 50 percent of the outstanding voting securities of the Fund is present or represented by proxy, or (ii) more than 50 percent of the outstanding voting securities of the Fund. The term "voting securities" as used in this paragraph has the same meaning as in the Investment Company Act of 1940, as amended (the "Investment Company Act").

1. The Fund may not purchase any securities which would cause more than 25 percent of the total assets of the Fund to be invested in the securities of one or more issuers conducting their principal business activities in the same industry. This limitation does not apply to investments in obligations issued or guaranteed by the U.S. Government or its agencies and instrumentalities and repurchase agreements involving such securities. For purposes of this limitation, (i) utility companies will be divided according to their services; for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (ii) financial service companies will be classified according to the end users of their services; for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (iii) supranational entities will be considered to be a separate industry; and (iv) loan participations are considered to be issued by both the issuing bank and the underlying corporate borrower. Otherwise, for purposes of this restriction, the Fund generally relies on the U.S. Office of Management and Budget's Standard Industrial Classifications.

2. The Fund may not make loans, except that a Fund may (a) purchase or hold debt instruments in accordance with its investment objective and policies;
     (b) enter into repurchase agreements; and (c) engage in securities lending in an aggregate amount not exceeding 30 percent of its total assets.

3. The Fund may not acquire more than 10 percent of the voting securities of any one issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities) or invest more than 5 percent of the total assets of the Fund in the securities of an issuer (except securities issued or guaranteed by the United States, its agencies or instrumentalities and repurchase agreements involving such securities); provided, that the foregoing limitation shall not apply to 25 percent of the total assets of the Stock Fund.

4. The Fund may not borrow, except that a Fund may borrow money from banks and may enter into reverse repurchase agreements, in either case in an amount not to exceed 33-1/3 percent of that Fund's total assets and then only as a temporary measure for extraordinary or emergency purposes (which may include the need to meet shareholder redemption requests). This borrowing provision is included solely to facilitate the orderly sale of Fund securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. A Fund will not purchase any securities for its portfolio at any time at which its borrowings equal or exceed 10 percent of its total assets (taken at market value), and any interest paid on such borrowings will reduce income. Transactions that are fully collateralized in a manner that does not involve the prohibited issuance of a "senior security" within the meaning of Section 18(f) of the 1940 Act shall not be regarded as borrowings for the purposes of this restriction.

5. The Fund may not pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by 4 above.

6. The Fund may not purchase or sell real estate, including real estate limited partnership interests, commodities and commodities contracts, but excluding interests in a pool of securities that are secured by interests in real estate. However, subject to its permitted investments, any Fund may invest in companies that invest in real estate, commodities or commodities contracts. The Fund may invest in futures contracts and options thereon to the extent described in the Prospectus and elsewhere in this Statement of Additional Information.

7. The Fund may not act as an underwriter of securities of other issuers, except as it may be deemed an underwriter under federal securities laws in selling a security held by the Fund.

8. The Fund may not purchase securities of other investment companies except as permitted by the Investment Company Act and the rules and regulations thereunder. Under these rules and regulations, the Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, (a) such Fund owns more than 3 percent of the total voting stock of the company; (b) securities issued by any one investment company represent more than 5 percent of the total assets of such Fund; or
     (c) securities (other than treasury stock) issued by all investment companies represent more than 10 percent of the total assets of such Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

     It is the position of the SEC's staff that certain non-governmental issuers of CMOs and REMICs constitute investment companies pursuant to the Investment Company Act and either (a) investments in such instruments are subject to the limitations set forth above or (b) the issuers of those instruments have received orders from the Securities and Exchange Commission exempting such instruments from the definition of investment company.

9. The Fund may not issue senior securities, as defined in the Investment Company Act, except that this restriction shall not be deemed to prohibit that Fund from (a) making any permitted borrowings, mortgages or pledges,
     (b) entering into permissible repurchase and dollar roll transactions, or
     (c) entering other borrowings as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICIES

     The following policies are not fundamental and may be changed by the Board of Trustees with respect to any Fund without approval by the shareholders of that Fund:

1. The Fund may invest in warrants in an amount not exceeding 5 percent of the Fund's net assets as valued at the lower of cost or market value; included in these amounts may be warrants not listed on the New York Stock Exchange or American Stock Exchange.

2. The Fund may invest in illiquid securities, including (under current SEC interpretations) restricted securities (excluding liquid Rule 144A-eligible restricted securities as defined below), securities which are not otherwise readily marketable, repurchase agreements that mature in more than seven days and over-the-counter options (and securities underlying such options) in an amount exceeding, in the aggregate, 15 percent of that Fund's net assets.

     The foregoing limitation does not apply to restricted securities, including those issued pursuant to Rule 144A under the 1933 Act, if it is determined by or under procedures established by the Board of Trustees of the Trust that, based on trading markets for the specific restricted security in question, such security is not illiquid.

3. The Fund may not invest in companies for the purpose of exercising control or management of the issuers.

4. The Fund may not make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions.

5. The Fund may not write or purchase puts, calls, or other options or combinations thereof, except that the Fund may write covered call options with respect to any or all of the securities it holds, subject to any limitations described in the Prospectus or elsewhere in this Statement of Additional Information and the Fund may purchase and sell other options as described in the Prospectus.

     Except for non-fundamental policy number two as to illiquid securities, which applies at all times, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

                          TEMPORARY DEFENSIVE POSITION

     During periods of unusual economic or market conditions or for temporary defensive purposes or liquidity, the Fund may invest without limit in cash and in U.S. dollar-denominated high quality money market and short-term instruments. These investments may result in a lower yield than would be available from investments with a lower quality or longer term. A temporary defensive position may also prevent a Fund from achieving its investment objective.

                               PORTFOLIO TURNOVER

     The frequency of the Fund's portfolio transactions -- the portfolio turnover rate -- will vary from year to year depending on market conditions. The Fund will engage in portfolio trading if the Adviser believes a transaction, net of costs (including custodial charges), will help it achieve its investment objective. Before the Stock Fund invests in both equity and debt securities, this policy will apply with respect to both the equity and debt portions of the portfolio.

     Below are some basic principles with respect to portfolio turnover rate:

> A 100% turnover rate indicates that the equivalent of all of the Fund's assets have been sold and reinvested in a year;

> The amount of brokerage commissions will tend to increase as the level of portfolio activity increases; and

> High portfolio turnover may result in the realization of substantial net capital gains or losses.

The Fund's portfolio turnover rate for the period May 7, 1999 to October 31, 1999 was 25.16%.

                                   MANAGEMENT

     The overall management of the business and affairs of the Trust is vested with its Board of Trustees. The Board approves all significant agreements between the Trust and persons or companies furnishing services to it, including the agreements with the Advisor, Administrator, Custodian and Transfer Agent. The day-to-day operations of the Trust are delegated to its officers, subject to the Fund's investment objectives and policies and to general supervision by the Board of Trustees.

     The Trustees and officers of the Trust, their ages and positions with the Trust, their business addresses and principal occupations during the past five years are:

Name, Address and Age            Position        Principal Occupation During Past Five Years
---------------------            --------        -------------------------------------------
Walter Auch, Sr.(Born 1921)      Trustee         Director, Nicholas-Applegate Mutual Funds, Brinson Funds
6001 N. 62nd Place                               (since 1994), Smith Barney Trak Fund, Pimco Advisors L.P.,
Paradise Valley, AZ 85253                        Banyan Realty Trust, Banyan Land Fund  II and Legend Properties.

Eric Banhazl (Born 1957)*        Trustee,        Senior Vice President, Investment Company Administration LLC;
2025 E. Financial Way            President and   Vice President, First Fund Distributors, Inc.; Assistant Treasurer,
Glendora, CA 91740               Treasurer       RNC Mutual  Fund  Group;  Treasurer,  Guinness  Flight  Investment
                                                 Funds, Inc. and Professionally Managed Portfolios.

Donald O'Connor (Born 1936)      Trustee         Retired; formerly Executive Vice President and Chief Operating
1700 Taylor Avenue                               Officer of ICI Mutual Insurance Company (until January, 1997),
Fort Washington MD, 20744                        Vice President, Operations, Investment Company Institute
                                                 (until June, 1993).

George Wofford III               Trustee         Vice President, Information Services, Federal Home Loan Bank of
(Born 1939)                                      San Francisco (since March, 1993); formerly Director of
305 Glendora Circle                              Management Information Services, Morrison & Foerster (law
Danville, CA 94526                               firm).

Name, Address and Age            Position        Principal Occupation During Past Five Years
---------------------            --------        -------------------------------------------
Steven J. Paggioli               Vice            Executive Vice President, Robert H. Wadsworth & Associates, Inc.
(Born 1950)                      President       and Investment Company Administration LLC; Vice President,
479 W. 22nd Street                               First Fund Distributors, Inc.; President and Trustee,
New York, NY 10011                               Professionally Managed Portfolios; Director, Managers Funds, Inc.

Robert H. Wadsworth              Vice            President, Robert H. Wadsworth & Associates, Inc., Investment
(Born 1940)                      President       Company Administration, LLC and First Fund Distributors, Inc.;
4455 E. Camelback Road                           Vice President, Professionally Managed Portfolios; President,
Suite 261E                                       Guinness Flight Investment Funds, Inc.; Director, Germany Fund,
Phoenix, AZ 85018                                Inc.,  New Germany Fund,  Inc. and Central  European  Equity Fund,
                                                 Inc. and Deutsche Funds, Inc.

Chris O. Moser (Born 1949)       Secretary       Employed by Investment Company Administration LLC (since
4455 E. Camelback Road                           July, 1996); formerly employed by Bank One, N.A. (from August,
Suite 261E                                       1995 until July, 1996); O'Connor, Cavanagh, Anderson,
Phoenix, AZ 85018                                Killingsworth and Beshears (law firm) (until August, 1995).

* denotes Trustee who is an "interested person" of the Trust under the 1940 Act.

Name and Position                         Aggregate Compensation From the Trust*
-----------------                         --------------------------------------
Walter E. Auch, Sr., Trustee                              $12,000
Donald E. O'Connor, Trustee                               $12,000
George T. Wofford III, Trustee                            $12,000

For the fiscal year ended December 31, 1999, Trustees' fees and expenses in the amount of $12,000 per independent Trustee were paid by the Trust. The Trust has no pension or retirement plan. No other entity affiliated with the

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

PRINCIPAL HOLDERS

     As of ___________, 2000, the following persons held of record 5% or more of the outstanding shares of the Fund:

     Shareholder Name and Address                                    % Held
     ----------------------------                                    ------
     Charles Schwab and Co. Inc.(1)
     Reinvest Account
     9601 E. Pandrama Dr.
     Englewood, CO 80112-3441                                        xx.xx%

     Donald Harris
     100 N. San Rafael Ave.,
     Pasadena, CA 91105-1200                                          x.xx%

     Grace M. Byrnes
     Grandchildrens Trust
     G. Patrick Byrnes TTEE
     541 4th St.
     Manhattan Beach, CA 90266-6428                                   x.xx%

(1) Charles Schwab & Co. Inc. is the nominee account for many individual shareholder accounts; the Fund is not aware of the size or identity of any individual accounts.

                     INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

     The Fund has entered into an Investment Advisory Agreement ("Advisory Agreement") with Van Deventer & Hoch with respect to the Fund. The Advisory Agreement with Van Deventer & Hoch for the Fund is dated as of May 7, 1999. Van Deventer & Hoch is referred to in this Statement of Additional Information as the "Adviser."

     Van Deventer & Hoch is entitled to receive investment advisory fees, which are accrued daily and payable monthly, 0.70% of the Stock Fund's average daily net assets. The Fund paid the Advisor $40,379 in advisory fees for the period May 7, 1999 to October 31, 1999.

     The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are neither parties to the Advisory Agreement nor "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically if it is assigned, and is terminable at any time without penalty by the Trustees of the Trust or with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

     The Advisory Agreement provides that neither the Adviser nor its personnel shall be liable (1) for any error of judgment or mistake of law; (2) for any loss arising out of any investment; or (3) for any act or omission in the execution of security transactions for the Trust or any Fund, except that the Adviser and its personnel shall not be protected against any liability to the Trust, any Fund or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its or their part in the performance of its or their duties or from reckless disregard of its or their obligations or duties thereunder.

DISTRIBUTOR

     First Fund Distributors, Inc. (the "Distributor") and the Fund are parties to a distribution agreement ("Distribution Agreement"), dated as of May 7, 1999. The Distributor has its principal business offices at 4455 East Camelback Road, Suite 261E, Phoenix, Arizona 85018.

     The Fund has adopted a distribution plan dated as of May 7, 1999 (the "Plan") with respect to the Stock Fund. The Plan has been adopted pursuant to Rule 12b-1 under the Investment Company Act.

     The Distribution Agreement and the Plan provide that the Fund will pay the Adviser, as the Distribution Coordinator, a fee calculated daily and paid monthly at an annual rate of 0.25% of the average daily net assets of the of the Stock Fund. The Adviser can use these fees to compensate broker/dealers and service providers (including each Adviser and its affiliates) which provide administrative and/or distribution services to holders of these shares or their customers who beneficially own these shares. The Fund paid $14,421 in distribution fees for the period May 7, 1999 to October 31, 1999.

     The Distribution Agreement is renewable annually and may be terminated by the Distributor, by the Trustees of the Trust who are not interested persons and have no financial interest in the Plans or any related agreement ("Qualified Trustees"), or with respect to any particular Fund or class of shares, by a majority vote of the outstanding shares of that Fund or such class of shares, as applicable, for which the Distribution Agreement is in effect upon not more than 60 days' written notice by either party.

     The Fund has adopted the Plan in accordance with the provisions of Rule 12b-1 under the Investment Company Act, which regulates circumstances under which an investment company may, directly or indirectly, bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Qualified Trustees. The Plan requires that quarterly written reports of money spent under such Plan and of the purposes of such expenditures be furnished to and reviewed by the Trustees. Expenditures may include (1) the cost of prospectuses, reports to shareholders, sales literature and other materials for potential investors; (2) advertising; (3) expenses incurred in connection with the promotion and sale of the Fund's shares, including the Adviser's expenses for travel, communication, and compensation and benefits for sales personnel; and (4) any other expenses reasonably incurred in connection with the distribution and marketing of the shares subject to approval of a majority of the Qualified Trustees. The Plan may not be amended to materially increase the amount that may be spent under the Plan without approval by a majority of the outstanding shares of the Fund or the class of shares which are subject to such Plan. All material amendments of the Plan require approval by a majority of the Trustees of the Trust and of the Qualified Trustees.

     From time to time, the Adviser may provide incentive compensation to its own employees and employees of banks, broker-dealers and investment counselors in connection with the sale of shares of the Fund. Promotional incentives such as cash or other compensation, including merchandise, airline vouchers, trips and vacation packages will be offered uniformly to all program participants and may be predicated upon the amount of shares of the Fund sold by the participant, subject to applicable legal requirements.

ADMINISTRATIVE SERVICES

     The Fund has entered into an Administrative Services Agreement with the Adviser, dated May 7, 1999 (the "Administrative Services Agreement"). The Fund pays the Adviser an Administrative Services Fee of 0.35% of its daily average net assets, accrued daily and paid monthly. The fee payable to the Adviser by the Fund under the Administrative Services Agreement is the only fee or expense payable by the fund for the following ordinary services: all administrative services, primarily by retaining the Subadministrator, as described below, custody and transfer agency services by retaining the Custodian and Transfer Agent named below, and all other ordinary services and operating expenses (other than brokerage commissions, dealer mark-ups, taxes, interest and extraordinary items).

     The Administrative Services Fee paid to the Adviser effectively limits the Fund's operating expenses. The Adviser may potentially earn greater profits under the Administrative Services Agreement if assets of the Fund grow sufficiently large to reduce actual operating expenses to less than the Adviser's Administrative Services Fee. The Board of Trustees will consider the level of profitability of the Administrative Services Fee in its decision to renew the Advisory Agreement.

     The Fund paid $20,189 in Administrative Services Fee for the period May 7, 1999 to October 31, 1999.

THE ADMINISTRATOR

     The Adviser and Investment Company Administration, L.L.C. (the "Subadministrator") are parties to a subadministration agreement (the "Subadministration Agreement") with respect to the Fund. The Subadministration Agreement provides that the Subadministrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the matters to which the Subadministration Agreement relates, except a loss that results from willful misfeasance, bad faith or gross negligence on the part of the Subadministrator in the performance of its duties or from reckless disregard by it of its duties and obligations under the Subadministration Agreement. The Subadministration Agreement renews each year unless terminated according to its terms. The Adviser pays the Subadministrator's fee out of the Administrative Services Fee.

     Under the Subadministration Agreement, the Subadministrator provides administrative and fund accounting services to the Fund, including, among other responsibilities, coordinating the negotiation of contracts and fees with, and the monitoring of performance and billing of, the Fund' independent contractors and agents; preparation for signature by an officer of the Trust of all documents required to be filed for compliance by the Trust and the Fund with applicable laws and regulations excluding those of the securities laws of various states; arranging for the computation or performance of data, including net asset value and yield; responding to shareholder inquiries; and arranging for the maintenance of books and records of the Fund, and providing, at its own expense, office facilities, equipment and personnel necessary to carry out its business. In this capacity, the Subadministrator does not have any responsibility or authority for the management of the Fund, the determination of investment policy, or for any matter pertaining to the distribution of Fund shares.

DIVIDEND DISBURSING AGENT AND TRANSFER AGENT

     ICA Fund Services Corp., 4455 East Camelback Road, Suite 261E, Phoenix, AZ 85018 is the Fund' dividend disbursing and payment agent, and the transfer agent. The Adviser pays the dividend disbursing and transfer agent out of the Administrative Services Fee.

CUSTODIAN

     Pursuant to a Custodian Agreement, United Missouri Bank, N.A., 928 Grand Boulevard, Kansas City, MO 64106, acts as custodian of the Fund' assets (the "Custodian"). The Custodian's responsibilities include holding and administering the Fund's cash and securities, handling the receipt and delivery of securities, furnishing a statement of all transactions and entries for the account of the Fund, and furnishing the Fund with such other reports covering securities held by it or under its control as may be agreed upon from time to time. The Custodian and its agents (including foreign sub-custodians) may make arrangements with the Depository Trust Company and other foreign or domestic depositories or clearing agencies, including the Federal Reserve Bank and any foreign depository or clearing agency, whereby certain securities may be deposited for the purpose of allowing transactions to be made by bookkeeping entry without physical delivery of such securities, subject to such restrictions as may be agreed upon by the Custodian and the Fund. Fund securities may be held by a sub-custodian bank approved by the Trustees. The Custodian does not determine the investment policies of the Fund or decide which securities the Fund will buy or sell. The Adviser pays the Custodian's fees out of the Administrative Services Fee.

COUNSEL AND INDEPENDENT ACCOUNTANTS

     Paul, Hastings, Janofsky & Walker LLP, 345 California Street, San Francisco, California 94104, is counsel for the Fund. PricewaterhouseCoopers LLP, 400 South Hope Street, Los Angeles, California 90071-2889, serves as independent accountants for the Fund providing audit and accounting services including: (i) examination of the annual financial statements, (ii) assistance and consultation with respect to the preparation of filings with the Securities and Exchange Commission, and (iii) preparation of annual income tax returns.

                    BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS

     Specific decisions to purchase or sell securities for a Fund are made by a portfolio manager who is an employee of the Adviser, and who is appointed and supervised by the senior officers of the Adviser. A portfolio manager may serve other clients of the Adviser or of an affiliate of the Adviser in a similar capacity.

     Subject to policies established by the Trustees, the Adviser to a Fund is responsible for placing the orders to execute transactions for such Fund. In placing orders, it is the policy of the Fund for the Adviser to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser seeks reasonably competitive spreads or commissions, the Fund will not necessarily be paying the lowest spread or commission available.

     Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where the Adviser believes better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. The cost of executing transactions for the Fund will primarily consist of dealer spreads and brokerage and underwriting commissions.

For the period May 7, 1999 to October 31, 1999, the Fund paid $9,418 in commissions.

BROKERAGE SELECTION

     The Adviser selects brokers or dealers to execute transactions for the purchase or sale of securities for the Fund on the basis of the Adviser's judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers execute transactions at the best price and execution. Best price and execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Adviser's determination of what are reasonably competitive rates is based upon the professional knowledge of the Adviser's portfolio managers as to rates paid and charged for similar transactions throughout the securities industry. In some instances, a Fund pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where a Fund either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

     The Adviser may allocate, out of all commission business generated by the funds and accounts under its management, brokerage business to brokers or dealers who provide brokerage and research services. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in securities analyses; and providing fund performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more portfolios under its management and may not be used exclusively with respect to the fund or account generating the brokerage. Not all brokerage and research services are useful or of value in advising any particular Fund.

     As provided in the Securities Exchange Act of 1934 (the "1934 Act"), higher commissions may be paid to broker/dealers who provide brokerage and research services than to broker/dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker/dealers who provide such brokerage and research services, the commissions paid to such broker/dealers are not, in general, expected to be higher than commissions that would be paid to broker/dealers not providing such services. Further, in general, any such commissions are reasonable in relation to the value of the brokerage and research services provided. Unless otherwise directed by the Fund, a commission higher than one charged elsewhere will not be paid to a broker/dealer solely because it provided research services to the Adviser.

     Investment decisions for the Fund are made independently from those of other client accounts of the Adviser or its affiliates, and suitability is always a paramount consideration. Nevertheless, it is possible that at times the same securities will be acceptable for one or more Fund and for one or more of such client accounts. The Adviser and its personnel may have interests in one or more of those client accounts, either through direct investment or because of management fees based on gains in the account. The Adviser has adopted allocation procedures to ensure the fair allocation of securities and prices between the Fund and the Adviser's various other accounts. These procedures emphasize the desirability of bunching trades and price averaging (see below) to achieve objective fairness among clients advised by the same portfolio manager or portfolio team. Where trades cannot be bunched, the procedures specify alternatives designed to ensure that buy and sell opportunities are allocated fairly and that, over time, all clients are treated equitably. The Adviser's trade allocation procedures also seek to ensure reasonable efficiency in client transactions, and they provide portfolio managers with reasonable flexibility to use allocation methodologies that are appropriate to their investment discipline on client accounts.

     To the extent any of the Adviser's client accounts and a Fund seek to acquire the same security at the same general time (especially if that security is thinly traded or is a small-cap stock), that Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, a Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that a Fund is purchasing or selling, each day's transactions in such security generally will be allocated between that Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts, the amount being purchased or sold and other factors deemed relevant by the Adviser. In many cases, a Fund's transactions are bunched with the transactions for other client accounts. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as that Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for that Fund.

     Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Adviser may place orders for a Fund with broker/dealers who have agreed to defray certain Fund expenses such as custodian fees, and may, at the request of the Distributor, give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute Fund transactions.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

DETERMINATION OF NET ASSET VALUE

     The net asset value per share of a Fund is calculated as follows: all liabilities incurred or accrued are deducted from the valuation of total assets, which include accrued but undistributed income; the resulting net assets are divided by the number of shares of that Fund outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

     The net asset value of the shares of the Fund is determined on each day on which the New York Stock Exchange ("NYSE") is open. This determination is made once during each such day, as of 4:00 P.M.(Eastern Time) or earlier when trading closes earlier with respect to the Fund. It is expected that the NYSE will be closed on Saturdays and Sundays and for New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Tax-Free and Bond Fund will not determine their net asset values on bank holidays. The national bank holidays, in addition to the days listed above, include January 2, Columbus Day, Veteran's Day and December 26. The Fund may, but do not expect to, determine the net asset values of their shares on any day when the NYSE is not open for trading if there is sufficient trading in their portfolio securities on such days to affect materially the per-share net asset value.

     Generally, trading in and valuation of foreign securities is substantially completed each day at various times prior to the close of the NYSE. In addition, trading in and valuation of foreign securities may not take place on every day in which the NYSE is open for trading. Furthermore, trading takes place in various foreign markets on days in which the NYSE is not open for trading and on which the Fund' net asset values are not calculated. Occasionally, events affecting the values of such securities in U.S. dollars on a day on which a Fund calculates its net asset value may occur between the times when such securities are valued and the close of the NYSE that will not be reflected in the computation of that Fund's net asset value unless the Board or its delegates deem that such events would materially affect the net asset value, in which case an adjustment would be made.

     Generally, the Fund' investments are valued at market value or, in the absence of a market value, at fair value as determined in good faith by the Adviser pursuant to procedures approved by or under the direction of the Board.

     The Fund' securities, including ADRs, EDRs and CDRs, which are traded on securities exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any reported sales, at the mean between the last available bid and asked price. Securities that are traded on more than one exchange are valued on the exchange determined by the Adviser to be the primary market. Securities traded in the over-the-counter market are valued at the mean between the last available bid and asked price prior to the time of valuation. Securities and assets for which market quotations are not readily available (including restricted securities which are subject to limitations as to their sale) are valued at fair value as determined in good faith by or under the direction of the Board.

     Short-term debt obligations with remaining maturities in excess of 60 days are valued at current market prices, as discussed above. Short-term securities with 60 days or less remaining to maturity are, unless conditions indicate otherwise, amortized to maturity based on their cost to a Fund if acquired within 60 days of maturity or, if already held by a Fund on the 60th day, based on the value determined on the 61st day.

     Corporate debt securities, mortgage-related securities and asset-backed securities held by the Fund are valued on the basis of valuations provided by dealers in those instruments, by an independent pricing service, approved by the appropriate Board, or at fair value as determined in good faith by procedures approved by the Board. Any such pricing service, in determining value, will use information with respect to transactions in the securities being valued, quotations from dealers, market transactions in comparable securities, analyses and evaluations of various relationships between securities and yield-to-maturity information.

     An option that is written by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last offer price. An option that is purchased by a Fund is generally valued at the last sale price or, in the absence of the last sale price, the last bid price. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract on the valuation date of the futures contract if the securities underlying the futures contract experience significant price fluctuations after the determination of the settlement price. When a settlement price cannot be used, futures contracts will be valued at their fair market value as determined by or under the direction of the Board.

     If any securities held by a Fund are restricted as to resale or do not have readily available market quotations, the Adviser determines their fair value, following procedures approved by the Board. The Trustee periodically reviews such valuations and valuation procedures. The fair value of such securities is generally determined as the amount which a Fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a Fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class (both at the time of purchase and at the time of valuation), the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

     Any assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the official exchange rate or, alternatively, at the mean of the current bid and asked prices of such currencies against the U.S. dollar last quoted by a major bank that is a regular participant in the foreign exchange market or on the basis of a pricing service that takes into account the quotes provided by a number of such major banks. If neither of these alternatives is available or both are deemed not to provide a suitable methodology for converting a foreign currency into U.S. dollars, the Board in good faith will establish a conversion rate for such currency.

     All other assets of the Fund are valued in such manner as the Board in good faith deems appropriate to reflect their fair value.

PURCHASE AND REDEMPTION OF SHARES

     Shares of the Fund are sold on a continuous basis and may be purchased from the Distributor or a broker-dealer or financial institution that has an agreement with the Distributor. Purchases may be made Monday through Friday, except on certain holidays. Shares are purchased at net asset value the next time it is calculated after your investment is received and accepted by the Distributor.

     On any business day, shareholders may redeem all or a portion of their shares. If the shares being redeemed were purchased by check, telephone or through an automatic investment program, the Fund may delay the mailing of the redemption check for up to 10 business days after purchase to allow the purchase to clear. The redemption will be processed at net asset value the next time it is calculated after the redemption request in good order is received. A redemption is treated as a sale for tax purposes, and could result in taxable gain or loss in a non-tax-sheltered account.

     The Fund reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the Securities and Exchange Commission by rule or regulation upon application by a Fund pursuant to Section 22(e) of the Investment Company Act) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the Securities and Exchange Commission has permitted by order. The Fund also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator or the Custodian is not open for business.

SYSTEMATIC WITHDRAWAL PLAN

     A shareholder may direct the shareholder servicing agent to send him or her regular monthly, quarterly, or semi-annual payments, as designated on the Account Application and based upon the value of his or her account. Each payment under a Systematic Withdrawal Plan ("SWP") must be at least $50, except in certain limited circumstances. Such payments are drawn from the proceeds of the redemption of shares held in the shareholder's account (which would be a return of principal and, if reflecting a gain, would be taxable). To the extent that redemptions for such periodic withdrawals exceed dividend income reinvested in the account, such redemptions will reduce, and may eventually exhaust, the number of shares in the shareholder's account. All dividend and capital gain distributions for an account with a SWP will be reinvested in additional full and fractional shares of the applicable Fund at the net asset value in effect at the close of business on the record date for such distributions.

     To initiate a SWP, shares having an aggregate value of at least $5,000 must be held on deposit by the shareholder servicing agent. The shareholder, by written instruction to the shareholder servicing agent, may deposit into the account additional shares of the applicable Fund, change the payee, or change the dollar amount of each payment. The shareholder servicing agent may charge the account for services rendered and expenses incurred beyond those normally assumed by the applicable Fund with respect to the liquidation of shares.

     No charge is currently assessed against the account, but one could be instituted by the shareholder servicing agent on 60 days' notice in writing to the shareholder in the event that the applicable Fund ceases to assume the cost of these services. Any Fund may terminate any SWP for an account if the value of the account falls below $5,000 as a result of share redemptions (other than as a result of a SWP) or an exchange of shares of the Fund for shares of another Fund. Any such plan may be terminated at any time by either the shareholder or the applicable Fund.

                                      TAXES

TAX STATUS OF THE FUND

     The Fund intends to continue to qualify and elect to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended, (the "Code"), for each taxable year by complying with all applicable requirements regarding the source of its income, the diversification of its assets, and the timing of its distributions. The Fund's policy is to distribute to its shareholders all of its investment company taxable income and any net realized capital gains for each fiscal year in a manner that complies with the distribution requirements of the Code, so that the Fund will not be subject to any federal income or excise taxes based on net income. However, the Board may elect to pay such excise taxes if it determines that payment is, under the circumstances, in the best interests of the Fund.

     In order to qualify as a regulated investment company under Subchapter M, the Fund must, among other things, (a) derive at least 90% of its gross income each year from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock or securities or foreign currency gains related to investments in stocks or other securities, or other income (generally including gains from options, futures or forward contracts) derived with respect to the business of investing in stock, securities or currency; and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of its assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, for purposes of this calculation, in the case of other securities of any one issuer to an amount not greater than 5% of that Fund's assets or 10% of the voting securities of the issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). As such, and by complying with the applicable provisions of the Code, a Fund will not be subject to federal income tax on taxable income (including realized capital gains) that is distributed to shareholders in accordance with the timing requirements of the Code. If a Fund is unable to meet certain requirements of the Code, it may be subject to taxation as a corporation.

     Because the Fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the Fund will be required to pay any federal income or excise taxes, although a Fund's foreign-source income may be subject to foreign taxes. If a Fund should fail to qualify as a "regulated investment company" in any year, the Fund would incur a regular corporate federal income tax upon its taxable income and the Fund's distributions would generally be taxable as ordinary dividend income to its shareholders.

TAXATION OF FUND DISTRIBUTIONS

     DISTRIBUTIONS -- GENERAL. The Fund intends to declare and pay dividends and other distributions, as stated in the Prospectus. In order to avoid the payment of any federal excise tax based on net income, the Fund must declare on or before December 31 of each year, and pay on or before January 31 of the following year, distributions at least equal to 98% of its ordinary income for that calendar year and at least 98% of the excess of any capital gains over any capital losses realized in the one-year period ending October 31 of that year, together with any undistributed amounts of ordinary income and capital gains (in excess of capital losses) from the previous calendar year.

     Any Fund dividend that is declared in October, November, or December of a calendar year, that is payable to shareholders of record in such a month, and that is paid the following January will be treated as if received by the shareholders on December 31 of the year in which the dividend is declared. The Fund will notify shareholders regarding the federal tax status of distributions after the end of each calendar year. Dividends and other distributions will be reinvested in additional shares of the applicable Fund unless the shareholder has otherwise indicated. Investors have the right to change their elections with respect to the reinvestment of dividends and distributions by notifying the Transfer Agent in writing, but any such change will be effective only as to dividends and other distributions for which the record date is seven or more business days after the Transfer Agent has received the written request.

     The Fund receives income in the form of dividends and interest earned on their investments in securities. This income, less the expenses incurred in their operations, is the Fund' net investment income, substantially all of which will be declared as dividends to the Fund' shareholders. Shareholders of Fund will have to pay federal income taxes and may be subject to state or local income taxes on the dividends and capital gain distributions they receive from those Fund. Dividends from ordinary income and any distributions from net short-term capital gains are taxable to shareholders as ordinary income for federal income tax purposes, whether paid in cash or in additional shares. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), whether paid in cash or in additional shares, are taxable to shareholders as long-term capital gains for federal income tax purposes without regard to the length of time the shareholders have held their shares. Such capital gains will generally be taxable to shareholders as if the shareholders had directly realized gains from the same sources from which they were realized by the Fund.

     A portion of the Stock Fund' ordinary income dividends (but none of their capital gain distributions) is normally eligible for the dividends received deduction for corporations if the recipient otherwise qualifies for that deduction with respect to its holding of Fund shares. Availability of the deduction for particular corporate shareholders is subject to certain limitations, and deducted amounts may be subject to the alternative minimum tax or result in certain basis adjustments.

     Distributions of net capital gains and net short-term capital gains from the Fund will reduce the distributing Fund's net asset value per share. Shareholders who buy shares just before the record date for any such distribution may pay the full price for the shares and then effectively receive a portion of the purchase price back as a taxable distribution.

     Distributions of a Fund that are derived from interest on obligations of the U.S. Government and certain of its agencies and instrumentalities (but generally not from capital gains realized upon the disposition of such obligations) may be exempt from state and local taxes. The Fund intends to advise shareholders of the extent, if any, to which their respective distributions consist of such interest. Shareholders are urged to consult their tax advisers regarding the possible exclusion of such portion of their dividends for state and local income tax purposes.

     DISPOSITION OF SHARES. In general, any gain or loss realized upon a taxable disposition of shares of a Fund by a shareholder that holds such shares as a capital asset will be treated as long-term capital gain or loss if the shares have been held for more than twelve months and otherwise as short-term capital gain or loss. Any loss realized upon the disposition of shares in a Fund held for six months or less will (if not disallowed as described in the preceding sentence) be treated as a long-term capital loss to the extent of any distributions of net capital gain made with respect to those shares. Any loss realized upon a disposition of shares may also be disallowed under rules relating to wash sales.

               ADDITIONAL INFORMATION RELATING TO FUND INVESTMENTS

     The Fund' current dividend and accounting policies will affect the amount, timing, and character of distributions to shareholders, and may make an economic return of capital taxable to shareholders. Any investment by a Fund in zero-coupon bonds, certain stripped securities including STRIPS, and certain securities purchased at a market discount will cause the Fund to recognize income prior to the receipt of cash payments with respect to those securities. In order to distribute this income and avoid a tax on the Fund, a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold, potentially resulting in additional taxable gain or loss to the Fund.

     An investment by a Fund in residual interests of a CMO that has elected to be treated as a REMIC can create complex tax problems, especially if the Fund has state or local governments or other tax-exempt organizations as shareholders.

     Fund transactions in options, futures contracts, forward contracts, short sales "against the box," swaps and related transactions will be subject to special tax rules that may affect the amount, timing, and character of Fund income and distributions to shareholders. For example, certain positions held by a Fund on the last business day of each taxable year will be marked to market (treated as if closed out) on that day, and any gain or loss associated with the positions will be treated as 60% long-term and 40% short-term capital gain or loss. Certain positions held by a Fund that substantially diminish its risk of loss with respect to other positions in its portfolio may constitute "straddles," and may be subject to special tax rules that would cause deferral of Fund losses, adjustments in the holding periods of Fund securities, and conversion of short-term into long-term capital losses. Certain tax elections exist for straddles that may alter the effects of these rules. The Fund will limit their activities in options, futures contracts, forward contracts, swaps and related transactions to the extent necessary to meet the requirements of Subchapter M of the Code.

             ADDITIONAL INFORMATION RELATING TO FOREIGN INVESTMENTS

     Special tax considerations apply with respect to a Fund's foreign investments. Investment income received by a Fund from sources within foreign countries may be subject to foreign taxes. The Fund do not expect to be able to pass through to shareholders foreign tax credits or deductions with respect to such foreign taxes. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of tax or an exemption from tax on such income. The Fund intend to qualify for treaty reduced rates where available. It is not possible, however, to determine a Fund's effective rate of foreign tax in advance since the amount of the Fund's assets to be invested within various countries is not known.

     Foreign exchange gains and losses realized by a Fund will generally be treated as ordinary income and losses. Use of foreign currencies for non-hedging purposes may be limited in order to avoid a tax on the applicable Fund. Occasionally, a Fund may invest in stock of foreign issuers deemed to be "passive foreign investment companies" for U.S. tax purposes. Any Fund making such an investment may be liable for U.S. income taxes on certain distributions and realized capital gains from stock of such issuers. Any Fund making such an investment also may elect to mark to market its investments in "passive foreign investment companies" on the last day of each taxable year, which may cause the Fund to recognize ordinary income prior to the receipt of cash payments with respect to those investments. In order to distribute that income and avoid a tax on the Fund, such a Fund may be required to liquidate portfolio securities that it might otherwise have continued to hold.

                              FOREIGN SHAREHOLDERS

     Taxable dividends and certain other payments to persons who are not citizens or residents of the United States or U.S. entities ("Non-U.S. Persons") are generally subject to U.S. tax withholding at a rate of 30%, although the 30% rate may be reduced to the extent provided by an applicable tax treaty. The Fund intend to withhold tax payments at the rate of 30% (or the lower treaty rate) on taxable dividends and other payments to Non-U.S. Persons that are subject to such withholding. Any amounts withheld in excess of a person's actual tax liability may be recovered by that person by filing a claim for refund with the U.S. Internal Revenue Service within the time period appropriate for such claims. Distributions received from the Fund by Non-U.S. Persons also may be subject to tax under the laws of their own jurisdictions.

                               BACKUP WITHHOLDING

     The Fund or any securities dealer effecting a redemption of the Fund' shares by a shareholder will be required to file information reports with the IRS with respect to distributions and payments made to the shareholder. In addition, the Fund will be required to withhold federal income tax at the rate of 31% on taxable dividends, redemptions and other payments made to accounts of individual or other non-exempt shareholders (including a Non-U.S. Person) who have not furnished their correct taxpayer identification numbers and made certain required certifications on the Account Application Form or with respect to which a Fund or the securities dealer has been notified by the IRS that the number furnished is incorrect or that the account is otherwise subject to withholding. Backup withholding will not, however be applied to payments that have been subject to 30% withholding.

                             PERFORMANCE INFORMATION

     AVERAGE ANNUAL TOTAL RETURN. From time to time, the Fund may advertise total return for a Fund. The total return of a Fund refers to the average compounded rate of return on a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), and assumes that the entire investment is redeemed at the end of each period. Any statements of total return for a Fund will be accompanied by information on that Fund's average annual compounded rate of return over the most recent four calendar quarters and the period from that Fund's inception of operations. The Fund may also advertise aggregate and average total return information over different periods of time. A Fund's "average annual total return" figures are computed according to a formula prescribed by the SEC expressed as follows:

                                         n
                                P (1 + T)  = ERV
     Where:
             P   = a hypothetical initial payment of $1,000;
             T   = average annual total return;
             n   = number of years; and
             ERV = Ending Redeemable Value of a hypothetical $1,000
                   investment made at the beginning of a 1-, 5- or 10-year period at the end of each respective period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

     AGGREGATE TOTAL RETURN. A Fund's "aggregate total return" figure represents the cumulative change in the value of an investment in that Fund for the specified period and are computed by the following formula prescribed by the
SEC:

                                     ERV - P
                                     -------
                                        P

     Where:  P   = a hypothetical initial payment of $1,000.

             ERV = Ending Redeemable Value of a hypothetical $1,000 investment made at the beginning of a l-, 5- or 10-year period at the end of a l-, 5- or 10-year period (or fractional portion thereof), assuming reinvestment of all dividends and distributions and complete redemption of the hypothetical investment at the end of the measuring period.

     The Fund's performance will vary from time to time depending upon market conditions, the composition of its portfolio and its operating expenses. Consequently, any given performance quotation should not be considered representative of that Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in that Fund with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing that Fund's performance with that of other investment companies should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

     A Fund's performance may from time to time be compared to that of other mutual funds tracked by mutual fund rating services, broad groups of comparable mutual funds or unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs. In reports and other communications to shareholders or in advertising and sales literature. The Fund may also show the historical performance of other investment vehicles or groups of other mutual funds, and may compare tax equivalent yields to taxable yields. Any given "performance" or performance comparison should not be considered as representative of any performance in the future. In addition, there may be differences between the Fund and the various indexes and reporting services which may be quoted by the Fund.

     For the period May 7, 1999 to October 31, 1999 the Fund's total return was -12.43%.

                              FINANCIAL STATEMENTS

     The Annual Report to shareholders of the Fund for the period ended October 31, 1999 is a separate document and the financial statements appearing in it are incorporated by reference in this Statement of Additional Information. Those financial statements have been audited by _____________________, whose report appears in the Annual Report. The financial statements have been incorporated in this Statement of Additional Information in reliance on the report of _____________________, independent accountants, given on the authority of said firm as experts in accounting and auditing.

                                   APPENDIX A

DESCRIPTION OF SECURITIES RATINGS (1)

     The ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Rating Services ("S&P"), and Fitch IBCA, Inc. ("Fitch IBCA") represent their opinions as to the quality of various debt securities, and are not absolute standards of quality. Debt securities with the same maturity, coupon and rating may have different yields, while debt securities of the same maturity and coupon with different ratings may have the same yield. The ratings below are as described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may, from time to time, revise such ratings, they undertake no obligation to do so.

----------
(1) As described by the rating agencies. Ratings are generally given to securities at the time of issuance. While the rating agencies may, from time to time, revise such ratings, they undertake no obligation to do so.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
FOUR HIGHEST BOND RATINGS

     AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and generally are referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     A Bonds which are rated A possess many favorable investments attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA Bonds which are rated Baa are considered as medium grade obligations, since they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any greater length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Note: Those bonds in the Aa, A and Baa categories which Moody's believes possess the strongest credit attributes are designated by the symbols Aa1, A1 and Baa1.

DESCRIPTION OF STANDARD & POOR'S RATING SERVICES
FOUR HIGHEST BOND RATINGS

     AAA. An obligation rated AAA has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

     AA. An obligation rated AA differs from the highest rated issues only in small degree. The obligor's capacity to meet its financial commitment on the obligation is still strong.

     A. An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

     BBB. An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

     Plus (+) or minus (-): The ratings from AA to BBB may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

DESCRIPTION OF FITCH IBCA, INC.'S
FOUR HIGHEST INTERNATIONAL LONG-TERM CREDIT RATINGS

     When assigning ratings, Fitch IBCA considers the historical and prospective financial condition, quality of management, and the operating performance of the issuer and of any guarantor, any special features of a specific issue or guarantee, the issue's relationship to other obligations of the issuer, as well as developments in the economic and political environment that might affect the issuer's financial strength and credit quality.

     Variable rate demand obligations and other securities which contain a demand feature will have a dual rating, such as "AAA/F1+." The first rating denotes long-term ability to make principal and interest payments. The second rating denotes ability to meet a demand feature in full and on time.

     AAA Highest credit quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

     AA Very high credit quality. "AA" ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

     A High credit quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

     BBB Good credit quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     A plus (+) or minus (-) may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the "`AAA" long-term category.

DESCRIPTION OF FITCH IBCA, INC.'S
TWO HIGHEST INTERNATIONAL SHORT-TERM CREDIT RATINGS

     A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

     F1 Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

     F2 Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

DESCRIPTION OF MOODY'S INVESTORS SERVICE, INC.'S
TWO HIGHEST SHORT-TERM DEBT RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually short-term senior debt obligations having an original maturity not in excess of one year.

     PRIME-1. Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2. Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

DESCRIPTION OF STANDARD & POOR'S RATING SERVICES
TWO HIGHEST COMMERCIAL PAPER RATINGS

     An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1. A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligations is still strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2. A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

INVESTMENT ADVISERS                      VAN DEVENTER & HOCH AMERICAN VALUE FUND

Van Deventer & Hoch
800 North Brand Boulevard, Suite 300
Glendale, California 91203

DISTRIBUTOR

First Fund Distributors, Inc.
4455 East Camelback Road, Suite 261E
Phoenix, Arizona 85018

ADMINISTRATOR

Van Deventer & Hoch
800 North Brand Boulevard, Suite 300
Glendale, California 91203

SUB-ADMINISTRATOR

Investment Company Administration, L.L.C.
2020 E. Financial Way, Suite 100
Glendora, California 91741

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker LLP
345 California Street
San Francisco, California 94104

INDEPENDENT ACCOUNTANTS



                                          STATEMENT OF ADDITIONAL INFORMATION

CUSTODIAN

United Missouri Bank, N.A.                           March 1, 2000
928 Grand Boulevard
Kansas City, Missouri 64106


Allegiance Fund:

     *    are not insured by the FDIC or any other governmental agency;
     *    are not guaranteed by Van Deventer & Hoch or any of its affiliates;
          and
     *    involve investment risks, including possible loss of principal.

      As filed with the Securities and Exchange Commission on May 22, 2000
                                                      Registration No. 333-17391
                                                              File No. 811-07959
================================================================================










                                     Part C

                                       of

                                    Form N-1A

                             REGISTRATION STATEMENT

                              ADVISORS SERIES TRUST










================================================================================

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS.

          (a)  Agreement and Declaration of Trust (1)
          (b)  By-Laws (1)
          (c)  Not applicable
          (d)  (i)   Form of Investment Advisory Agreement (4)
               (ii)  Form of Amendment to Investment Advisory Agreement (5)
          (e)  Distribution Agreement (2)
          (f)  Not applicable
          (g)  Custodian Agreement (3)
          (h)  (i)   Administration Agreement with Investment Company
                     Administration Corporation (2)
               (ii)  Fund Accounting Service Agreement (2)
               (iii) Transfer Agency and Service Agreement (2)
          (i)  Consent of Counsel (8)
          (j)  Consent of Independant Accountants (8)
          (k)  Not applicable
          (l)  Investment letters (3)
          (m)  Form of Rule 12b-1 Plan (4)
          (n)  Not applicable
          (o)  Not applicable
          (p)  Code of Ethics
               (i)   Advisors Series Trust Code of Ethics (6)
               (ii)  First Fund Distributor, Inc.'s Code of Ethics (7)
----------
(1) Previously filed with the Registration Statement on Form N-1A (File No. 333-17391) on December 6, 1996 and incorporated herein by reference.
(2) Previously filed with Pre-Effective Amendment No. 1 to the Registration Statement on Form N-1A (File No. 333-17391) on January 29, 1997 and incorporated herein by reference.
(3) Previously filed with Pre-Effective Amendment No. 2 to the Registration Statement on Form N-1A (File No. 333-17391) on February 28, 1997 and incorporated herein by reference.
(4) Previously filed with Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A (File No. 333-17391) on January 15, 1999 and incorporated herein by reference.
(5) Previously filed with Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A (File No. 333-17391) on June 30, 1999 and incorporated herein by reference.
(6) Previously filed with Post-Effective Amendment No. 61 to the Registration Statement on Form N-1A (File No. 333-17391 on April 19, 2000 and incorporated herein by reference.
(7) Previously filed with Post-Effective Amendment No. 62 to the Registration Statement on Form N-1A (File No. 333-17391 on April 28, 2000 and incorporated herein by reference.
(8)  To be filed by Amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     None.

ITEM 25. INDEMNIFICATION.

     Article VI of Registrant's By-Laws states as follows:

     SECTION 1. AGENTS, PROCEEDINGS AND EXPENSES. For the purpose of this Article, "agent" means any person who is or was a Trustee, officer, employee or other agent of this Trust or is or was serving at the request of this Trust as a Trustee, director, officer, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or was a

Trustee, director, officer, employee or agent of a foreign or domestic corporation which was a predecessor of another enterprise at the request of such predecessor entity; "proceeding" means any threatened, pending or completed action or proceeding, whether civil, criminal, administrative or investigative; and "expenses" includes without limitation attorney's fees and any expenses of establishing a right to indemnification under this Article.

     SECTION 2. ACTIONS OTHER THAN BY TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of this Trust) by reason of the fact that such person is or was an agent of this Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding, if it is determined that person acted in good faith and reasonably believed:

     (a) in the case of conduct in his official capacity as a Trustee of the Trust, that his conduct was in the Trust's best interests, and

     (b) in all other cases, that his conduct was at least not opposed to the Trust's best interests, and

     (c) in the case of a criminal proceeding, that he had no reasonable cause to believe the conduct of that person was unlawful.

     The termination of any proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith and in a manner which the person reasonably believed to be in the best interests of this Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

     SECTION 3. ACTIONS BY THE TRUST. This Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of this Trust to procure a judgment in its favor by reason of the fact that that person is or was an agent of this Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of this Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

     SECTION 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with this Trust.

     No indemnification shall be made under Sections 2 or 3 of this Article:

     (a) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

     (b) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to this Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

     (c) of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

     SECTION 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of this Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party Trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

     SECTION 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by this Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

     (a) A majority vote of a quorum consisting of Trustees who are not parties to the proceeding and are not interested persons of the Trust (as defined in the Investment Company Act of 1940); or

     (b)  A written opinion by an independent legal counsel.

     SECTION 7. ADVANCE OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by this Trust before the final disposition of the proceeding upon a written undertaking by or on behalf of the agent, to repay the amount of the advance if it is ultimately determined that he or she is not entitled to indemnification, together with at least one of the following as a condition to the advance: (i)security for the undertaking; or (ii) the existence of insurance protecting the Trust against losses arising by reason of any lawful advances; or (iii) a determination by a majority of a quorum of Trustees who are not parties to the proceeding and are not interested persons of the Trust, or by an independent legal counsel in a written opinion, based on a review of readily available facts that there is reason to believe that the agent ultimately will be found entitled to indemnification. Determinations and authorizations of payments under this Section must be made in the manner specified in Section 6 of this Article for determining that the indemnification is permissible.

     SECTION 8. OTHER CONTRACTUAL RIGHTS. Nothing contained in this Article shall affect any right to indemnification to which persons other than Trustees and officers of this Trust or any subsidiary hereof may be entitled by contract or otherwise.

     SECTION 9. LIMITATIONS. No indemnification or advance shall be made under this Article, except as provided in Sections 5 or 6 in any circumstances where it appears:

     (a) that it would be inconsistent with a provision of the Agreement and Declaration of Trust of the Trust, a resolution of the shareholders, or an agreement in effect at the time of accrual of the alleged cause of action asserted in the proceeding in which the expenses were incurred or other amounts were paid which prohibits or otherwise limits indemnification; or

     (b) that it would be inconsistent with any condition expressly imposed by a court in approving a settlement.

     SECTION 10. INSURANCE. Upon and in the event of a determination by the Board of Trustees of this Trust to purchase such insurance, this Trust shall purchase and maintain insurance on behalf of any agent of this Trust against any liability asserted against or incurred by the agent in such capacity or arising out of the agent's status as such, but only to the extent that this Trust would have the power to indemnify the agent against that liability under the provisions of this Article and the Agreement and Declaration of Trust of the Trust.

     SECTION 11. FIDUCIARIES OF EMPLOYEE BENEFIT PLAN. This Article does not apply to any proceeding against any Trustee, investment manager or other fiduciary of an employee benefit plan in that person's capacity as such, even though that person may also be an agent of this Trust as defined in Section 1 of this Article. Nothing contained in this Article shall limit any right to indemnification to which such a Trustee, investment manager, or other fiduciary may be entitled by contract or otherwise which shall be enforceable to the extent permitted by applicable law other than this Article.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     The information required by this item with respect to Van Deventer & Hoch, the Adviser to the Van Deventer & Hoch American Value Fund is as follows:

     See information in Part A (Prospectus) and Part B (Statement of Additional Information) for information on Messrs. Snyders and Bock. Messrs. Putnam, Lovell, Morris and Ms. Thornton, who are indirect owners of the Manager (through their interests in a limited partner of a general partner of the Manager), also are principals in the investment banking firm of Putnam, Lovell, de Guardiola & Thornton, which specializes in the investment management industry.

     Information required by this item is contained in the Form ADV of the following entities and is incorporated herein by reference:

     Name of Investment Adviser                                    File No.
     --------------------------                                    --------
     Rockhaven Asset Management, LLC                               801-54084
     Capital Advisors, Inc.                                        801-14050
     Chase Investment Counsel Corp.                                801-3396
     Avatar Investors Associates Corp.                             801-7061
     The Edgar Lomax Company                                       801-19358
     AF Holdings, Inc.                                             801-30528
     Heritage West Advisors, LLC                                   801-55233
     Howard Capital Management                                     801-10188
     Segall Bryant & Hamill                                        801-47232
     National Asset Management Corporation                         801-14666
     Charter Financial Group, Inc.                                 801-50956
     Chartwell Investment Partners                                 801-54124

ITEM 27. PRINCIPAL UNDERWRITERS.

     (a) The Registrant's principal underwriter also acts as principal underwriter for the following investment companies:

          Guinness Flight Investment Funds
          Fleming Capital Mutual Fund Group, Inc.
          Fremont Mutual Funds, Inc.
          Jurika & Voyles Fund Group
          Kayne Anderson Mutual Funds
          Masters' Select Investment Trust
          O'Shaughnessy Funds, Inc.
          PIC Investment Trust
          The Purisima Funds
          Professionally Managed Portfolios
          Rainier Investment Management Mutual Funds
          RNC Mutual Fund Group, Inc.
          Brandes Investment Trust
          Allegiance Investment Trust
          The Dessauer Global Equity Fund
          Puget Sound Alternative Investment Trust
          UBS Private Investor Funds
          FFTW Funds, Inc.
          Investors Research Fund, Inc.
          Harding, Loevner Funds, Inc.
          Samco Funds, Inc.
          TIFF Investment Program
          Trust for Investment Managers

     (b) The following information is furnished with respect to the officers and directors of First Fund Distributors, Inc.:

                                       Position and Offices      Position and
Name and Principal                     with Principal            Offices with
Business Address                       Underwriter               Registrant
----------------                       -----------               ----------
Robert H. Wadsworth                    President and             Vice President
4455 E. Camelback Road                 Treasurer
Suite 261E
Phoenix, AZ  85018

Eric M. Banhazl                        Vice President            President,
2020 E. Financial Way, Ste. 100                                  Treasurer
Glendora, CA 91741                                               and Trustee

Steven J. Paggioli                     Vice President and        Vice President
915 Broadway, Ste. 1605                Secretary
New York, New York 10010

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are in the possession of the following persons:

     (a) the documents required to be maintained by paragraph (4) of Rule 31a-1(b) will be maintained by the Registrant;

     (b) the documents required to be maintained by paragraphs (5), (6), (10) and (11) of Rule 31a-1(b) will be maintained by the respective investment advisors:

     American Trust Company, One Court Street, Lebanon, NH 03766

     Rockhaven Asset Management, 100 First Avenue, Suite 1050, Pittsburgh, PA 15222

     Chase Investment Counsel Corp., 300 Preston Avenue, Charlottesville, VA
     22902

     Avatar Associates Investment Corp., 900 Third Avenue, New York, NY 10022

     The Edgar Lomax Company, 6564 Loisdale Court, Springfield, VA 22150

     AF Holdings, Inc. 465 Forest Avenue, Suite I, Laguna Beach, CA 92651

     Heritage West Advisors, LLC, 1850 North Central Ave., Suite 610, Phoenix, AZ 85004

     Liberty Bank and Trust Company, 4101 Pauger St., Suite 105, New Orleans, LA 70122

     Howard Capital Management, 45 Rockefeller Plaza, Suite 1440, New York, New York 10111

     Segall Bryant & Hamill, 10 South Wacker Drive, Suite 2150, Chicago, IL
     60606

     National Asset Management Corporation, 101 South Fifth Street, Louisville, KY 40202

     Charter Financial Group, Inc., 1401 I Street N.W., Suite 505, Washington, DC 20005

     Chartwell Investment Partners, 1235 Westlakes Drive, Suite 330, Berwyn, PA 19312

     Capital Advisors, Inc. 3205 S. Boston Ave., Suite 1300, Tulsa, OK 74013

     (c) with respect to The Heritage West Preferred Securities Income Fund series of the Registrant, all other records will be maintained by the Registrant; and

     (d) all other documents will be maintained by Registrant's custodian, Firstar Bank, 425 Walnut Street, Cincinnati, OH 45202.

ITEM 29. MANAGEMENT SERVICES.

     Not applicable.

ITEM 30. UNDERTAKINGS.

     Registrant hereby undertakes to:

     (a) Furnish each person to whom a Prospectus is delivered a copy of the applicable latest annual report to shareholders, upon request and without charge.

     (b) If requested to do so by the holders of at least 10% of the Trust's outstanding shares, call a meeting of shareholders for the purposes of voting upon the question of removal of a trustee and assist in communications with other shareholders.

     (c) On behalf of each of its series, to change any disclosure of past performance of an Advisor to a series to conform to changes in the position of the staff of the Commission with respect to such presentation.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this amendment to this Registration Statement to be signed on its behalf by the undersigned, there to duly authorized in the City of Phoenix and State of Arizona on the 19th day of May, 2000.

                                        ADVISORS SERIES TRUST


                                        By /s/ Eric M. Banhazl*
                                           -------------------------------------
                                           Eric M. Banhazl
                                           President

     This Amendment to the Registration Statement on Form N-1A of Advisors Series Trust has been signed below by the following persons in the capacities indicated on May 19, 2000.


/s/ Eric M. Banhazl*                    President, Principal Financial
-----------------------------------     and Accounting Officer, and Trustee
Eric M. Banhazl


/s/ Walter E. Auch Sr.*                 Trustee
-----------------------------------
Walter E. Auch, Sr.


/s/ Donald E. O'Connor*                 Trustee
-----------------------------------
Donald E. O'Connor


/s/ George T. Wofford III*              Trustee
-----------------------------------
George T. Wofford III


* /s/ Robert H. Wadsworth
-----------------------------------
By: Robert H. Wadsworth
    Attorney in Fact